As filed on October 31, 2014

Registration Nos. 33-10754, 811-4933

FORM N-1A

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57	☒

(Check appropriate box or boxes.)

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

(800) 338-3383

(Registrant's telephone number, including area code).

PFM Asset Management LLC

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Copy to:

Kenneth S. Gerstein, Esq.

Schulte Roth & Zabel LLP

919 Third Avenue

New York, New York 10022

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

(check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prime Series

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Prospectus

October 31, 2014

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or judged the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Not all funds and classes listed in this prospectus are available in all states.

PFM Funds

Prime Series

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Prime Series and Government Series (each, a “Portfolio” and, collectively, the “Portfolios”) are separate investment portfolios of PFM Funds (the “Trust”), a diversified, open-end management investment company. The Portfolios are money market funds designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, corporations, universities, hospitals, insurance entities and not-for-profit organizations. This Prospectus relates to shares of the Institutional Class and Colorado Investors Class of Prime Series and to shares of Government Series. It gives you important information about Prime Series and Government Series that you should know before investing. The SNAP® Fund Class shares of Prime Series are offered by means of a separate Prospectus, which is available by calling (800) 570-7627.

PFM Asset Management LLC (“PFM Asset Management” or the “Adviser”) serves as each Portfolio’s investment adviser.

Government Series and the Institutional Class of Prime Series are listed on the National Association of Insurance Commissioners’ Approved List of Money Market Mutual Funds.

One Keystone Plaza • Suite 300 • North Front & Market Streets Harrisburg, PA 17101

(800) 338-3383

Table of Contents

Fund Summaries	1
Prime Series Institutional Class Shares
Prime Series Colorado Investors Class Shares
Government Series

Fund Details	10
Investment Objective
Principal Investment Strategies
Management Policies
Principal Investment Risks
Management of the Trust
Management and Administrative Costs

Investing in the Portfolios	17
Opening an Account
Buying Shares
Redeeming Shares
Dividends and Distributions
The Trust’s Policies
Tax Information

Financial Highlights	24

For More Information	Back Cover

Fund Summary

Prime Series Institutional Class

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of the Institutional Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.09%
Distribution (12b-1) fees		0.00%
Other expenses:		0.09%
Transfer agent fees	0.08%
Other operating expenses	0.01%
Total Annual Fund Operating Expenses		0.18%
Less: Contractual Fee Waiver*		(0.02%)
Net Annual Fund Operating Expenses		0.16%

*The Adviser has contractually agreed to waive fees payable to it by the Institutional Class through June 30, 2016, to the extent necessary such that aggregate fees paid to the Adviser by the Institutional Class do not exceed the aggregate fees that would have been paid to the Adviser by the Institutional Class under the fee structure in place prior to July 1, 2014. Pursuant to a voluntary fee deferral agreement with the Trust, the Adviser also may, but is not obligated to, further reduce its investment advisory, administration or transfer agent fees payable by Prime Series to help Prime Series achieve a more competitive yield. Fees waived pursuant to the voluntary fee deferral agreement which exceed those waived pursuant to the contractual limitation described above may be recouped by the Adviser for up to three years, subject to certain terms and conditions.

Expense Example

This example is intended to help you compare the cost of investing in the Institutional Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$16	$54	$97	$226

Principal Investment Strategies

Prime Series invests exclusively in the following high quality, short-term money market instruments:

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•	US Government and agency obligations, and repurchase agreements involving these obligations
•	Obligations of US companies
•	Obligations of financial institutions
•	Obligations of US municipalities
•	Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks, such as:

•	Interest Rate Risk When short-term interest rates fall, Prime Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, Prime Series’ share price could fall.
•	Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series’ share price to fall.
•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance

The following information illustrates how Institutional Class Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return

(shown for calendar years) (%)

Institutional Class Shares

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Highest Quarter Return: Q1 2009	0.29%
Lowest Quarter Return: Q4 2013	0.02%
YTD as of 9/30/14 (not annualized):	0.05%

Average Annual Total Return (%)

(for the periods ended December 31, 2013)

Institutional Class Shares

1 year	5 Years	Since inception[1]
0.11%	0.25%	0.35%

1Institutional Class Shares inception: 9/29/08

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Portfolio Shares

Minimum Initial Investment $1 Million

Minimum Account Balance $1 Million

We may waive these minimums for certain investors that participate in certain programs sponsored by PFM Asset Management.

Placing Orders

You can place orders to buy or redeem Institutional Class Shares by a variety of methods, including wire, automated clearing house (ACH), and check. To place orders, or to set up features such as checkwriting, contact us at:

Online www.pfmfunds.com

Phone (800) 338-3383

Orders are generally processed on the Business Day they are received in good order if received prior to 2:00 P.M. Eastern Time.

For more complete information on buying and selling shares, see “Investing in the Portfolios” in the Prospectus.

Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders.

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Fund Summary

Prime Series Colorado Investors Class

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of the Colorado Investors Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees		0.09%
Distribution (12b-1) fees		0.00%
Other expenses:		0.08%
Transfer agent fees	0.07%
Other operating expenses	0.01%
Total Annual Fund Operating Expenses		0.17%
Less: Contractual Fee Waiver*		(0.02%)
Net Annual Fund Operating Expenses		0.15%

*The Adviser has contractually agreed to waive fees payable to it by the Colorado Investors Class through June 30, 2016, to the extent necessary such that aggregate fees paid to the Adviser by the Colorado Investors Class do not exceed the aggregate fees that would have been paid to the Adviser by the Colorado Investors Class under the fee structure in place prior to July 1, 2014. Pursuant to a voluntary fee deferral agreement with the Trust, the Adviser also may, but is not obligated to, further reduce its investment advisory, administration or transfer agent fees payable by Prime Series to help Prime Series achieve a more competitive yield. Fees waived pursuant to the voluntary fee deferral agreement which exceed those waived pursuant to the contractual limitation described above may be recouped by the Adviser for up to three years, subject to certain terms and conditions.

Expense Example

This example is intended to help you compare the cost of investing in the Colorado Investors Class of Prime Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$15	$51	$92	$213

Principal Investment Strategies

Prime Series invests exclusively in the following high quality, short-term money market instruments:

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•	US Government and agency obligations, and repurchase agreements involving these obligations
•	Obligations of US companies
•	Obligations of financial institutions
•	Obligations of US municipalities
•	Other money market mutual funds that invest exclusively in these types of obligations

Prime Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series – like an investment in any money market fund – is subject to certain risks, such as:

•	Interest Rate Risk When short-term interest rates fall, Prime Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, Prime Series’ share price could fall.
•	Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Prime Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Prime Series’ share price to fall.
•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Performance

The following information illustrates how Colorado Investors Shares have performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return

(shown for calendar years) (%)

Colorado Investors Class Shares

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Highest Quarter Return: Q2 2012	0.07%
Lowest Quarter Return: Q4 2013	0.03%
YTD as of 9/30/14 (not annualized):	0.07%

Average Annual Total Return (%)

(for the periods ended December 31, 2013)

Colorado Investors Class Shares

1 year	Since inception[1]
0.15%	0.20%

1Colorado Investors Class Shares inception: 7/14/11

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Portfolio Shares

Minimum Initial Investment $50,000

Minimum Account Balance $50,000

We may waive these minimums for certain investors that participate in certain programs sponsored by PFM Asset Management.

Placing Orders

You can place orders to buy or redeem Colorado Investors Class Shares by wire and automated clearing house (ACH). Shareholders of the Colorado Investors Class are limited to making no more than two redemptions by wire per calendar month. To place orders, contact us at:

Online www.pfmfunds.com

Phone (800) 338-3383

Orders are generally processed on the Business Day they are received in good order if received prior to 2:00 P.M. Eastern Time.

For more complete information on buying and selling shares, see “Investing in the Portfolios” in the Prospectus.

Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders.

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Fund Summary

Government Series

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of Government Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.09%
Distribution (12b-1) fees		0.00%
Other expenses:		0.13%
Transfer agent fees	0.08%
Other operating expenses	0.05%
Total Annual Fund Operating Expenses		0.22%

*Pursuant to a voluntary fee deferral agreement with the Trust, the Adviser may, but is not obligated to, temporarily reduce its investment advisory, administration or transfer agent fees payable by Government Series to help Government Series achieve a more competitive yield. Fees waived pursuant to the voluntary fee deferral agreement may be recouped by the Adviser for up to three years, subject to certain terms and conditions.

Expense Example

This example is intended to help you compare the cost of investing in Government Series with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$23	$71	$124	$281

Principal Investment Strategies

Government Series invests exclusively in the following high quality, short-term money market instruments:

•	US Government and agency obligations
•	Obligations issued by entities with liquidity support from the US Government or its agencies or instrumentalities
•	Repurchase agreements involving these obligations

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•	Other money market mutual funds that invest exclusively in these types of obligations

Government Series maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although Government Series invests exclusively in high-quality securities, an investment in Government Series – like an investment in any money market fund – is subject to certain risks, such as:

•	Interest Rate Risk When short-term interest rates fall, Government Series’ yield is likely to fall. When interest rates rise, the values of obligations held by Government Series may decline. If the rise is sharp or unexpected, Government Series’ share price could fall.
•	Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of Government Series’ holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause Government Series’ share price to fall.
•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in Government Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.

Performance

The following information illustrates how Government Series has performed over time. For current yield information, call (800) 338-3383. Returns for other classes were different and are not shown here. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return

(shown for calendar years) (%)

Government Series

Highest Quarter Return: Q3 2007	1.29%
Lowest Quarter Return: Q4 2013	0.01%
YTD as of 9/30/14 (not annualized):	0.02%

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Average Annual Total Return (%)

(for the periods ended December 31, 2013)

Government Series

1 year	5 years	10 years	Since inception[1]
0.04%	0.13%	1.68%	2.29%

1 Government Series inception: 1/5/1999

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Portfolio Shares

Minimum Initial Investment $1 Million

Minimum Account Balance $1 Million

We may waive these minimums for certain investors that participate in certain programs sponsored by PFM Asset Management.

Placing Orders

You can place orders to buy or redeem shares of Government Series by a variety of methods, including wire, automated clearing house (ACH), and check. To place orders, or to set up features such as checkwriting, contact us at:

Online www.pfmfunds.com

Phone (800) 338-3383

Orders are generally processed on the Business Day they are received in good order if received prior to 2:00 P.M. Eastern Time.

For more complete information on buying and selling shares, see “Investing in the Portfolios” in the Prospectus.

Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders.

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Fund Details

Investment Objective

The investment objective of each Portfolio is to provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value (“NAV”) of $1.00 per share.

This objective may not be changed without the approval of the relevant Portfolio’s outstanding voting securities. There is no assurance that a Portfolio will meet its objective.

Principal Investment Strategies

Unless otherwise noted, all information in this section applies to all Portfolios and share classes.

Portfolio Securities

Each Portfolio invests exclusively in high quality, short-term money market instruments:

US Government and agency obligations

•	Bills, notes, and bonds issued by the US Treasury.
•	Obligations of any agency or instrumentality of the United States, such as obligations of Fannie Mae, Freddie Mac, Government National Mortgage Association (Ginnie Mae), the Federal Home Loan Banks, and the Federal Farm Credit Banks.
•	Obligations issued by entities with liquidity support from the US Government, its agencies, or instrumentalities.

Obligations of US companies (corporations organized under US state or federal law)

Prime Series only

Commercial paper with a maturity of 270 days or less and with at least two of the following ratings (or better):

•	Moody’s: Prime 1
•	S&P: A-1
•	Fitch: F-1

This may include paper issued by bank holding companies and asset-backed securities (securities backed by, for example, credit card or automobile loan debt).

Obligations of financial institutions

Prime Series only

Bankers’ acceptances (time drafts or bills of exchange created to finance trade transactions and redeemable for cash at a US domiciled bank or the US office or agency of a foreign bank).

Certificates of deposit and negotiable bank deposit notes (securities evidencing deposits in a US domiciled bank or the US office of a foreign bank).

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Obligations of US municipalities

Prime Series only

Bonds, notes and other evidences of indebtedness of a US state, city, county, town, or district.

Other money market mutual funds

Shares of other money market mutual funds that invest only in instruments in which the applicable Portfolio is permitted to invest.

Repurchase agreements

Repurchase agreements involving any type of US government or agency obligations described above. Maturity dates of collateral securities for repurchase agreements may exceed 397 days.

Deposit accounts

Cash assets that are awaiting investment may be placed in a demand deposit account, or other deposit account, with the Portfolio’s depository bank.

Credit support of US Government and agency obligations Credit support of US Government and agency obligations Obligations of certain agencies and instrumentalities (such as Ginnie Mae) are supported by the full faith and credit of the US government. Others, such as obligations of Fannie Mae and Freddie Mac, are neither guaranteed by the US Treasury nor backed by the full faith and credit of the United States. However, these agencies may receive some form of federal support. For example, the US Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. Such support may be limited and subject to specified conditions.

Some obligations have liquidity support from the US Government: a support arrangement under which the US Government or its agencies or instrumentalities agree to advance funds to the entity to the extent it has insufficient funds to honor its obligations. Liquidity support may be subject to certain conditions, including that the entity is not in bankruptcy.

Finally, some obligations are supported only by the credit of the agency or instrumentality issuing the obligation.

A Portfolio may invest in an obligation only if the Adviser is satisfied that the obligation presents minimal credit risk and meets the credit quality standards of the Portfolios.

Further information about portfolio securities is included in the Statement of Additional Information (SAI).

Management Policies

Each Portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. In keeping with Rule 2a-7, and with procedures established by the Board of Trustees (the “Board”), each Portfolio limits its investments to those that the Adviser believes present minimal credit risk, and follows policies designed to maintain a stable share price.

Portfolio securities are denominated in US dollars and have remaining maturities of 397 days (approximately 13 months) or less at the time of purchase. However, each Portfolio

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may invest in securities greater than 397 days if certain maturity shortening features (such as interest rate resets or demand features) apply. Securities with maturity shortening features may be deemed to have maturities shorter than their stated maturity dates.

Each Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Except as noted otherwise, each Portfolio invests exclusively in securities that carry at least two of the following ratings (or better):

Securities with maturities of 12 months or less

•	Moody’s: Prime 1
•	S&P: A-1
•	Fitch: F-1

Securities with maturities greater than 12 months

•	Moody’s: Aa
•	S&P: AA
•	Fitch: AA

The Portfolios may invest in any subcategory of the ratings categories shown above.

Neither Portfolio invests more than 5% of total assets in securities of any non-governmental issuer or more than 35% of total assets in commercial paper, in each case measured as of the date of purchase.

The Adviser may adjust exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Should the rating categories or providers described here cease to exist, the Adviser would seek to apply comparable successor standards, subject to Board approval.

Policies on Managing Cash for Municipalities and Institutions

The investment objectives and investment policies of the Portfolios are designed to support the particular cash management needs of institutions, such as universities, hospitals, insurance entities, independent schools, colleges, and not-for-profit organizations, as well as municipalities, other governmental agencies and political subdivisions and corporations that must manage investments conservatively.

Government Series and the Institutional Class of Prime Series are listed on the National Association of Insurance Commissioners’ Approved List of Mutual Funds.

Further information about the Portfolios’ management policies is included in the SAI.

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Principal Investment Risks

The language in this section applies to each Portfolio described in this Prospectus.

There are several risk factors that could hurt a Portfolio’s performance, cause you to lose money, or cause a Portfolio’s performance to trail that of other investments.

Interest Rate Risk When short-term interest rates fall, a Portfolio’s yield is likely to fall. When interest rates rise, the values of obligations held by the Portfolios may decline. If the rise is sharp or unexpected, a Portfolio’s share price could fall.

During periods of unusually low interest rates, a Portfolio’s yield may approach zero. Over time, the total return of a Portfolio may not keep pace with inflation.

Credit Risk The issuer of an obligation owned by a Portfolio could fail to pay interest and principal in a timely manner. The credit quality of a Portfolio’s holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause a Portfolio’s share price to fall.

Money market instruments in which Prime Series invests may have credit guarantees from third parties. If the financial condition of the guarantor of obligations held by Prime Series deteriorates, the value of the obligations may decline and it is possible that the guarantor will not be able to honor its guarantee. To the extent that a guarantor insures other types of debt obligations, its financial condition could deteriorate as a result of events that have little or no connection to securities owned by a Portfolio.

For US government or agency securities not backed by the full faith and credit of the US government, there is no guarantee that the government will intervene in the event of any loss or default.

Any type of credit backing or guarantee applies only to the obligations held by a Portfolio, not to shares of a Portfolio itself, and does not protect against any risk other than credit risk.

Management Risk Portfolio performance could be hurt by investment decisions made by the Adviser, such as choice of investments and timing of buy/sell decisions.

Counterparty Risk A financial institution or other counterparty with which the Portfolio does business (such as trading or custody), or that underwrites, distributes, or guarantees any investments or contracts that a Portfolio owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Portfolio or delay the return or delivery of collateral or other assets.

Financial Industry Risk Market price movements, regulatory or technological changes, or economic conditions affecting banks or other financial institutions may have a significant impact on a Portfolio’s performance.

Foreign Investment Risk To the extent that a Portfolio invests in US securities of foreign issuers that are denominated in US dollars, it faces some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, regulatory risk, and economic and financial instability.

Additional Cost Level Risk To the extent that a Portfolio invests in other money market funds rather than directly in money market instruments, that Portfolio’s shareholders will effectively be paying two or more levels of fund costs, which could reduce yields.

Liquidity Risk If a Portfolio faces an unusual volume of redemption orders, or if it is unable to sell portfolio securities at the desired time or price, that Portfolio’s share price could fall.

Regulatory Risk On July 23, 2014, the Securities and Exchange Commission (“SEC”) adopted certain regulatory changes intended to address systemic risks believed to be

13

associated with money market funds and to improve transparency for money market fund investors. The adoption of these changes will require changes in the operations of the Portfolios and may adversely affect services or potential investment returns.

Investments in the Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

Management of the Trust

Board of Trustees

The Board has overall responsibility for supervising the business and affairs of the Trust and each Portfolio, including services provided by the service providers listed below.

Further information on the Board and its current members is included in the SAI.

Advisory Board

The Board has established an Advisory Board that consults with and advises the Board on matters relating to the business of the Trust. The Advisory Board does not have authority to bind the Trust or to approve any matters relating to the operations of the Trust.

Further information on the Advisory Board and its current members is included in the SAI.

Investment Adviser, Administrator and Transfer Agent

PFM Asset Management LLC

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

PFM Asset Management LLC is registered under the Investment Advisers Act of 1940, as amended, and is under common ownership with Public Financial Management, Inc. (PFM), a financial advisory firm. Together, PFM Asset Management and PFM have acted as financial or investment advisers to thousands of cities, townships, boroughs, counties, school districts, and authorities and health and higher education institutions in more than half of US states. As of September 30, 2014, PFM Asset Management had over $50 billion in discretionary assets under management.

As investment adviser, PFM Asset Management is responsible for managing the assets of the Portfolios, calculating the NAV per share, and maintaining the books and records of each Portfolio.

PFM Asset Management also provides certain administrative services, such as:

•	Providing office space, facilities, equipment, and personnel.
•	Overseeing the preparation of tax returns, reports to the Board, shareholder reports, regulatory filings.
•	Coordinating the activities of other service providers.

Lastly, PFM Asset Management serves as Transfer Agent for each Portfolio, in which capacity it receives, validates, and processes orders to buy and redeem shares of the Portfolios.

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Distributor

PFM Fund Distributors, Inc.

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

PFM Fund Distributors, Inc., a wholly owned subsidiary of PFM Asset Management, offers shares of each Portfolio on a continuous basis.

Custodian

Wells Fargo Bank N.A.

1021 East Cary Street

Richmond, Virginia 23219

Securities and other assets of the Portfolios are held by Wells Fargo Bank, the Portfolios’ Custodian.

Depository

U.S. Bank N.A.

60 Livingston Avenue

St. Paul, Minnesota 55107

Amounts received from investors who are buying shares of the Portfolios are deposited with and initially held by U.S. Bank.

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square, Suite 700

2005 Market Street

Philadelphia, Pennsylvania 19103

Legal Counsel

Schulte Roth & Zabel LLP

919 Third Avenue

New York, New York 10022

Management and Administrative Costs

Investment Adviser Fees Each Portfolio pays the Adviser an investment advisory fee, accrued daily and payable monthly, which is determined by applying the following annual percentage rates to the average daily net assets of the Portfolio:

Portfolio Net Assets	Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

For the fiscal year ended June 30, 2014, investment advisory fees paid to Adviser were $3,021,471 for Prime Series and $113,635 for Government Series (representing approximately 0.05% and 0.07% of the Portfolios’ average daily net assets, respectively). For a discussion of the Board’s most recent approval of the investment advisory agreements, see the annual report to shareholders for the year ended June 30, 2014.

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Administrator Fees Each Portfolio pays the Adviser a fee for administrative services computed at the annual rate of 0.02% of its average daily net assets, accrued daily and payable monthly.

The Administrator may enter into servicing agreements with unaffiliated third-parties authorizing them to provide additional administrative services for the Portfolios. The Administrator pays any related fees from its own resources; it is not an expense of the Trust or any Portfolio. See “Administrative Service Arrangements” in the SAI for more information.

Transfer Agent Fees Prime Series Institutional Class and Government Series each pay the Adviser a fee for transfer agent services computed at the annual rate of 0.08% of the average daily net assets of each class, respectively, accrued daily and payable monthly. Prime Series Colorado Investors Class pays the Adviser a fee for transfer agent services computed at the annual rate of 0.07% of the daily net assets of that class, accrued daily and payable monthly.

Distribution Expenses Under the Trust’s 12b-1 plan, Government Series and the Prime Series Institutional Class can bear distribution-related services approved by the Board in an amount not exceeding annually 0.25% of their average daily net assets. However, they do not currently bear any distribution expenses.

PFM Fund Distributors, Inc. may enter into agreements with unaffiliated broker-dealers authorizing them to offer shares of the Portfolios to their customers. See “Distribution Arrangements” in the SAI for more information.

Other Expenses The Portfolios are responsible for paying directly all costs that are not the responsibility of the service providers. Examples of direct Portfolio costs are those associated with:

•	Legal and audit services
•	The depository and custodian banks
•	Preparation and production of prospectuses and shareholder reports, and the printing and distributing of same to shareholders.
•	Federal and state securities registration
•	Interest, taxes, and other non-recurring or extraordinary expenses, including litigation

Expense Reductions The Adviser has contractually agreed to waive fees payable to it by Prime Series through June 30, 2016, to the extent necessary such that aggregate fees paid to the Adviser by the classes of Prime Series do not exceed the aggregate fees that would have been paid to the Adviser by each class under the fee structure in place prior to July 1, 2014. Pursuant to voluntary fee deferral agreements with the Trust, the Adviser also may, but is not obligated to, further reduce the expenses it charges to any Portfolio or share class. Any waivers or reductions currently in effect are described in the applicable summary section of this prospectus.

Further information on the agreements with various service providers and their associated expenses is included in the SAI.

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Investing in the Portfolios

Opening an Account

Eligible Investors

Government Series and Prime Series – Institutional Class

•	Available to all types of institutional investors, including, governmental, not-for-profit, and for-profit organizations.

Prime Series – Colorado Investors Class

•	Available only to institutional entities with a principal place of business in Colorado.

Account Minimums

Government Series and Prime Series-Institutional Class

•	Minimum initial investment: $1 million
•	Minimum account balance: $1 million

Colorado Investors Class

•	Minimum initial investment: $50,000
•	Minimum account balance: $50,000

There are currently no minimum additional investment or minimum holding periods for either Portfolio or any class of the Prime Series.

Account minimums may be waived for institutions that participate in certain programs sponsored by PFM Asset Management. These include:

•	participants in the Virginia AIM and SNAP® programs
•	certain clients of the adviser who are not expected to engage in frequent purchases and sales
•	shareholders who are spending down bond proceeds after having initially qualified to purchase Government Series or Prime Series-Institutional Class shares
•	shareholders who have invested in the Portfolios continuously since January 1, 2004

Account Applications

To request an account application, call us at (800) 338-3383, then either fax your completed application to (888) 535-0120 or send your completed application by regular mail to the Transfer Agent at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044. The Transfer Agent must receive and accept your application before you can purchase shares.

Business Days

Shares of the Portfolios may be purchased and redeemed Monday through Friday except for days on which the bond market is closed (as determined by the Securities Industry and Financial Markets Association “SIFMA”) and except for Good Friday (each a “Business Day”).

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Buying Shares

Once your application has been accepted by the Transfer Agent, you may buy shares using one of the methods in the table below. There are no sales charges. Fractional shares will be rounded to the nearest 1/1000th of a share. All investments must be in US dollars and must be drawn on a US bank or a US branch of a foreign bank. Orders are generally processed on the Business Day they are received in good order if taken prior to 2:00 P.M. Eastern Time, except that for any day on which the bond market closes early, orders taken after the close of trading will be processed on the next Business Day. “Good order” means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and receipt by the Portfolios’ depository bank of full payment in Federal Funds. Share certificates will not be issued. For any questions about transactions, contact us at the number shown below.

Method	Initial investment	Additional investments
By wire	• Call the number below for wire instructions and to notify the Transfer Agent of the amount. • Instruct your bank to wire the amount you want to invest.	• Instruct your bank to wire the amount you want to invest. Be sure to provide your name, the portfolio and/or share class name, and your account number to both your bank and the Transfer Agent.

By Automated Clearing House (ACH)

•     Call the number below for instructions and forms. You can set up ACH transfers to come from you or from a third party, such as a financial representative.

•     Submit the completed form to the Transfer Agent.

•     When ACH is set up, make your initial investment by calling the number below or through www.pfmfunds.com.

• Make additional investments by calling the number below or through www.pfmfunds.com.

By mail

•     Make out a check, money order or negotiable bank draft to “U.S. Bank.”

•     Write on the back of your check:

–     "for deposit only to PFM Funds for [your name]"

–     the Portfolio and/or share class name

•     Send the check to the address below.

•     Follow the instructions for initial investments, but include a completed deposit ticket with your check.

•     If you do not have a deposit ticket, notify us of your purchase through www.pfmfunds.com or call the number below.

Contact Information Phone (800) 338-3383 Fax (888) 535-0120	Regular mail U.S. Bank Bank by Mail P.O. Box 1950 St. Paul, MN 55101-0950	Overnight delivery U.S. Bank Mail Code EPMNWS41 60 Livingston Avenue St. Paul, MN 55107

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Redeeming Shares

You may redeem (sell) shares on any Business Day at no charge, as described in the table below. No matter what method you use, you will need to tell us:

•	your account number
•	the Portfolio and/or share class name
•	how many shares (or the dollar value) you wish to sell

Receiving Your Redemption Promptly

To ensure that you receive your redemption proceeds promptly, you will need to set up payment arrangements in advance.

Wire Transfers Designate the bank account to receive the funds and give us complete wire instructions for that account. The bank account must be in your name or the name of an agent acting for you.

ACH transfers Contact us and obtain the necessary forms to set up that service. To have the redemption proceeds sent to a third party, request the additional form necessary for this service.

Redemption Checks (Government Series and Prime Series-Institutional Class only) Contact us to order a book of checks. Be aware that certain checkwriting fees may apply. Contact us if you are in doubt.

Once your payment method(s) are in place, follow the instructions in the table below. Except as set forth above, payment of redemption proceeds will be made within seven days. Note that if you are redeeming shares you bought so recently that the purchase check hasn’t yet cleared, your payment could be delayed up to 15 days.

We charge no fee to initiate wire or ACH redemptions through the Transfer Agent, although your receiving institution may charge a fee to receive money we send by either method.

Method	Instructions	Payment terms
By wire transfer	• Have an authorized person call us to place the order, or • Place your order through www.pfmfunds.com.	• If we receive your request before 2:00 P.M. Eastern Time, we will wire the money that day. Otherwise, we will wire it the next Business Day.

By check Government Series and Prime Series-Institutional Class only	• Make out the check to the desired recipient.	• When your check is presented for payment, we will redeem enough shares from your account to cover the amount of the check. If you do not have enough shares, we will return the check for insufficient funds.

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Method	Instructions	Payment terms
By ACH	• Have an authorized person call us to place the order. Be sure to indicate whether the money should deposit into your account or a pre-established third-party account.	• If we receive your request before 2:00 P.M. Eastern Time, we will process the transfer the next Business Day. Otherwise, we will process it the second Business Day. Once the transfer is processed, the recipient must still allow time for it to clear before it is available to be drawn upon.

By mail

•     Send us a letter of instruction, containing all information described above and with properly authorized signature(s).

•     Confirm in your letter that the bank account and wire instructions we have for your account are current.

•     To change your bank account or wire instructions, contact us.

• We will wire redemption proceeds as soon as practicable once we have received and accepted your request.

Dividends and Distributions

The Portfolios declare dividends each day and pay them to shareholders on the last Business Day of each month. Your dividends will be reinvested in additional shares of your Portfolio and/or share class.

Shares begin earning dividends the day you purchase them. They do not earn a dividend for the day they are redeemed. If you redeem all of your shares and request that your account be closed, you will receive your monthly dividends accrued through the Business Day prior to your redemption date.

The Trust's Policies

Calculating Net Asset Value per Share (NAV)

Each Portfolio calculates its NAV as of 2:00 P.M. Eastern Time each Business Day, except that on any day on which SIFMA has called for an early close of trading in the bond market, the NAV will be determined as of close of trading in the bond market on that day. To calculate NAV, a Portfolio first subtracts its total liabilities from its total assets, then divides the result by the number of outstanding shares. The Portfolios follow rules of the SEC when valuing their assets. Like most money market funds, they use the amortized cost method, which takes into account any premiums or discounts to the face value of securities the Portfolios buy. Under this method, changes in interest rates do not affect the valuation.

How Purchase and Redemption Prices are Determined

The purchase price for your shares will be determined based on the first NAV calculation after the Portfolios’ depository bank has received your full payment in Federal Funds and you have met all other requirements for purchasing shares. The NAV used will also determine the number of shares you receive.

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Purchasing by electronic funds transfer (ACH)

For transfers you initiate:

Request received before 2:00 P.M. Eastern Time. Your shares will be purchased at the NAV determined on the next Business Day.

Request received after 2:00 P.M. Eastern Time. Your shares will be purchased at the NAV determined on the second Business Day after receipt of the request.

For transfers initiated by a third party:

Your shares will be purchased at the NAV determined on the Business Day when the Portfolio’s depository bank receives the funds (normally the Business Day following the day the transfer is initiated).

How Redemption Prices are Determined

In the case of redemption by ACH, your shares will be redeemed at the NAV calculated on the redemption date once we have received your ACH redemption request in proper form.

Frequent Purchases and Redemption of Shares

The Board has determined not to adopt a policy regarding the frequent purchase and redemption of shares because each Portfolio is a money market fund that has adopted policies designed to stabilize its share price at $1.00 and invests exclusively in money market instruments. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Portfolios.

Additional Services

The Portfolios offer certain cash management features at no extra charge, including:

•	servicing multiple accounts
•	providing detailed account information on request
•	assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds

Additional services are available for a fee. For information on services, call (800) 338-3383.

Information on Portfolio Holdings

Each Portfolio discloses its holdings online monthly and in shareholder reports that are issued twice a year.

Further information on the Trust's policy on the disclosure of portfolio holdings is included in the SAI.

Special Arrangements with PAISBOA

The Philadelphia Area Independent School Business Officers Association (PAISBOA) sponsors, endorses, and oversees the operations of the PAISBOA Investment Program and collects and transmits certain information about its members and potential members. In consideration of these services, PFM Asset Management pays PAISBOA a fee, computed daily and paid quarterly, at the annual rate of 0.01% of the sum of the value of the shares of Prime Series-Institutional Class owned by PAISBOA members and other investments managed by PFM Asset Management which are owned by PAISBOA members, but only after such sum exceeds $25 million. PFM Asset Management pays this fee from its own resources; it is not an expense of the Trust or of Prime Series. For the fiscal year ended June 30, 2014, there were no payments from PFM Asset Management resulting from this arrangement.

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Rights Reserved by the Trust

The Trust reserves the right to do the following:

•	add, change, or drop account minimums at any time without advance notice
•	refuse any investment from any party for any reason
•	close any account that is drawn down below the minimum balance, upon 60 days’ written notice (exception: we will not do this for former investors in the Cash Management Class of Prime Series)
•	limit the frequency of purchases for any reason
•	redeem in kind (fulfill a request to redeem shares by distributing Portfolio securities rather than cash to investors redeeming shares) if the Board determines that paying the proceeds of a sale in cash would be detrimental to the other shareholders; management considers the chance of such in-kind payments to be remote

Tax Information

Each Portfolio intends to distribute all of its taxable income to investors. You are responsible for paying any required taxes on the distributions you receive.

We have highlighted some basic tax information below. Please consult your tax advisor regarding the federal, state and local tax consequences of investing in the Portfolios.

Each Portfolio currently qualifies, and intends to continue to qualify, as a “regulated investment company” under Subchapter M of the Internal Revenue Code. So long as the Portfolios so qualify, they will not pay Federal income taxes on their net investment income and net realized capital gains they distribute. If the Portfolios have any net long term capital gains, they intend to pay a capital gains distribution in accordance with the timing requirements imposed by Subchapter M.

Federal Taxes

Distributions from the Portfolios will generally be taxable whether you receive them in cash or reinvest them in additional shares. Each year the Trust will let you know what portion of your distributions will be treated as long-term capital gains rather than ordinary income and what portion, if any, is attributable to tax-exempt interest income from state or local bonds.

If you sell or exchange shares at a higher price than you paid for them, you may owe taxes on the resulting capital gain. On the other hand, if you sell shares at a lower price than you paid and did not receive distributions that represented a return of your capital, you may be able to claim a capital loss on your tax return.

You must certify that you have provided your correct tax identification number and that you are not subject to backup withholding under federal law. Otherwise, we are required by law to withhold a percentage of distributions and redemption proceeds.

State and Local Taxes

Your dividends and distributions may also be subject to state and local taxes. In some states and localities, the portion of dividends that comes from interest the Portfolios have earned on certain US government securities (or from certain repurchase agreements involving US government securities) may be exempt from tax. However, this would not preclude a state or locality from assessing other taxes relating to the ownership of US government securities, such as intangible property taxes.

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Special Tax Considerations for States and Municipalities

State and municipal investors should consult with their tax advisors regarding the tax consequences of investing in the Portfolios. Relevant considerations may include Sections 103 and 115(1) of the Internal Revenue Code, which provides that the gross income of a state or political subdivision does not include income derived from the exercise of any essential government function. Also, states and municipalities may be required to pay to the US Treasury a portion of earnings they derive from the investment of funds that are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code.

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Financial Highlights

The following tables are intended to help you understand the financial performance of each Portfolio and/or share class. Certain information reflects financial results for a single share. These financial highlights, along with the Prime Series and Government Series financial statements, have been audited by Ernst & Young LLP and are included in the PFM Funds Annual Report for the year ended June 30, 2014. The Annual Report is incorporated by reference into (and considered part of) the SAI, which is available upon request.

Prime Series – Institutional Class

For a share outstanding throughout each period

	Year Ended June 30,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.002	0.002	0.002	0.002
Total From Operations	0.001	0.002	0.002	0.002	0.002
Less: Distributions
Net Investment Income	(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Total Distributions	(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.08%	0.17%	0.18%	0.18%	0.23%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,052,845	$2,110,672	$1,947,637	$1,724,797	$1,205,815
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.17%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.16%	0.16%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.07%	0.17%	0.17%	0.18%	0.23%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.07%	0.17%	0.17%	0.18%	0.23%

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Prime Series – Colorado Investors Class

For a share outstanding throughout each period

			July 14, 2011(1)
	Year Ended		through
	June 30, 2014	June 30, 2013	June 30, 2012
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.002	0.002
Total From Operations	0.001	0.002	0.002
Less: Distributions
Net Investment Income	(0.001)	(0.002)	(0.002)
Total Distributions	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000
Total Return	0.11%	0.21%	0.22	%(3)
Ratios/Supplemental Data
Net Assets, End of Period (000)	$758,692	$398,048	$161,424
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12	%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.15%	0.16%	0.17	%(2)
Ratio of Net Investment Income to Average Net Assets	0.10%	0.19%	0.25	%(2)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.07%	0.15%	0.20	%(2)

(1)	The Colorado Investors Class of Prime Series commenced operations on July 14, 2011.

(2)	Annualized.

(3)	Not annualized.

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Government Series

For a share outstanding throughout each period

	Year Ended June 30,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.0000	$1.000	$1.0000	$1.000	$1.000
Income From
Investment Operations
Net Investment Income	0.0003	0.0004	0.0004	0.001	0.002
Total From Operations	0.0003	0.0004	0.0004	0.001	0.002
Less: Distributions
Net Investment Income	(0.0003)	(0.0004)	(0.0004)	(0.001)	(0.002)
Total Distributions	(0.0003)	(0.0004)	(0.0004)	(0.001)	(0.002)
Net Asset Value,
End of Period	$1.0000	$1.0000	$1.0000	$1.000	$1.000
Total Return	0.03%	0.04%	0.04%	0.09%	0.17%
Ratios/Supplemental Data
Net Assets,
End of Period (000)	$140,441	$185,482	$311,091	$361,182	$685,163
Ratio of Expenses to Average Net Assets	0.11%	0.18%	0.15%	0.18%	0.18%
Ratio of Expenses to Average Net Assets Before Fee Waivers and Recoupments	0.22%	0.21%	0.21%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.04%	0.04%	0.09%	0.16%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers and Recoupments	-0.08%	0.01%	-0.02%	0.07%	0.12%

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For More Information

The Trust sends each shareholder annual reports containing independently audited financial statements for each Portfolio, as well as semi-annual reports containing unaudited statements. The Trust also provides monthly account summaries, which describe dividends declared and shares purchased through dividend reinvestment, as well as confirmations of all purchase and redemption transactions. Other individual account information is available upon request.

For more details about the Trust and the Portfolios, refer to the SAI, which is incorporated by reference into this Prospectus and therefore legally considered to be a part of this Prospectus.

To buy or sell shares of the Portfolios, make additional deposits, receive free copies of the SAI or the Trust’s semiannual and annual reports, or for general inquiries, please contact us:

By telephone: (800) 338-3383

By mail:

PFM Funds

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

On our website: www.pfmfunds.com.

The SAI and the Trust’s reports are also available on the SEC’s website, www.sec.gov.

•	To review and copy the Trust’s reports and the SAI at the SEC’s Public Reference Room, call 202-551-8090. You can get text-only copies of these documents, for a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by sending an email to publicinfo@sec.gov.

•	Investment Company Act file number: 811-04933.

One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, Pennsylvania 17101 (800) 338-3383

Prime Series

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Statement of

Additional Information

October 31, 2014

This Statement of Additional Information relates to Government Series, and the Institutional Class Shares and Colorado Investors Class Shares of Prime Series issued by PFM Funds (the “Trust”). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the Prospectus, dated October 31, 2014, relating to Government Series and Prime Series. This Statement of Additional Information contains more detailed information about Government Series and Prime Series and the Trust than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from the Trust at the address and telephone number printed on the back cover or from the Trust’s distributor, PFM Fund Distributors, Inc, One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, Pennsylvania 17101, (800) 338-3383.

Statement of Additional Information

PFM Funds

Prime Series

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Terms used in this document

1933 Act The Investment Company Act of 1933, as amended, and any rules promulgated under this act.

1940 Act The Investment Company Act of 1940, as amended, and any rules promulgated under this act.

Adviser PFM Asset Management LLC, the Trust’s investment adviser.

Board The Board of Trustees of the Trust.

Class Any of the classes of Prime Series identified in this statement as being covered by this statement.

Distributor PFM Fund Distributors, Inc., the Trust’s distributor.

Fitch Fitch Investor’s Service.

Moody’s Moody’s Investors Service, Inc.

Portfolio Prime Series, Government Series, or both.

Rating Agency Any nationally recognized statistical rating organization (NRSRO) registered with the Securities and Exchange Commission.

S&P Standard & Poor’s Rating Services.

SEC The Securities and Exchange Commission.

Trust PFM Funds.

Trustees The members of the Board of Trustees of the Trust.

HISTORY AND DESCRIPTION OF THE TRUST

Prime Series and Government Series are separate investment portfolios of PFM Funds, an open-end, diversified management investment company that is registered under the 1940 Act. Each Portfolio is a money market fund designed and managed to suit the special cash management needs of institutional investors.

The Trust has issued multiple classes of shares of Prime Series. This Statement of Additional Information (“SAI”) covers Government Series and two of the classes of Prime Series: Institutional Class and Colorado Investors Class. (Prime Series also offers one other class of shares under a separate prospectus and SAI.) Although each of these classes represent shares of beneficial interest in Prime Series, each pays certain expenses that differ and therefore earns different returns.

The Trust, formerly named the Commonwealth Cash Reserve Fund, Inc., was organized as a corporation under the laws of the Commonwealth of Virginia on December 8, 1986 and converted to a Virginia business trust on September 29, 2008.

INVESTMENT POLICIES

The following information supplements the “Management Policies” section of the Prospectus.

Portfolio Quality and Credit Ratings

To qualify for purchase by the Portfolios, debt securities must meet certain additional criteria, as described below.

Unrated Securities These must meet one of the following criteria:

•	The issuer of the securities has issued another debt obligation or class of debt obligations that is rated in one of the two highest short-term rating categories by the Rating Agency that has issued a rating for those obligations, and the Adviser has determined that these rated obligations are comparable to the unrated securities in priority and security.

•	The Adviser has determined that the unrated securities are of comparable quality to rated securities.

Commercial Paper (Prime Series only) Must either be approved by the Board in accordance with certain statutory procedures or must meet all of the following criteria:

•	The issuing company or its guarantor has a net worth of at least $50 million.

•	The net income of the issuing company or its guarantor has averaged at least $3 million per year for the five years immediately previous to purchase.

•	All existing senior bonded indebtedness of the issuing company has been rated A or better (or the equivalent) by at least two of the following rating agencies: Moody’s, S&P, or Fitch.

Ratings by Moody’s, S&P and Fitch represent their respective opinions as to the quality of various securities, but are not absolute standards of quality.

Municipal Obligations (Prime Series only) These fall into two categories, and securities within each must meet all of the criteria described for that category:

Obligations of Virginia governmental units

These securities must meet all of the following criteria:

•	Must be bonds, notes, or other evidences of indebtedness that are issued, or unconditionally guaranteed as to payment of principal and interest, by the

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Commonwealth of Virginia or by any county, city, town, district, authority, or other public body in the Commonwealth of Virginia.

•	Must not currently be in default.

•	If principal and interest on the obligations is to be paid from revenues or tolls from a particular project that has not been completed (or has been completed but has not established an operating record of sufficient net earnings to pay principal and interest on the obligations), the Adviser must also be satisfied that the issuer poses minimal credit risk.

Obligations of governmental units in other states

These securities must meet all of the following criteria:

•	Must be legally authorized stocks, bonds, notes, or other evidences of indebtedness of any city, county, town, or district situated in any state of the United States.

•	Must not currently be in default.

•	Must never have been in default for any period longer than 90 days.

•	Must be issued by an issuer that, in the past twenty fiscal years, has not been in default for more than 90 days in the payment of principal or interest of any stock, bond, note or other evidence of indebtedness it has issued.

•	Must be issued by an issuer that has been in continuous existence for at least 20 years.

•	Must be issued by an issuer with a population of at least 25,000 inhabitants, as shown by the latest federal census.

•	Must be direct legal obligations of the city, county, town or district that is issuing them.

•	Must be issued by an issuer that has power to levy taxes on taxable real property for the payment of such obligations, with no limits on rate or amount.

•	Must be issued by an issuer whose net indebtedness (including the issue in which Prime Series invests), after deducting bonds issued for self-sustaining public utilities, does not exceed 10% of the value of the taxable property in such city, county, town or district, measured by the property valuations used for the most recent tax assessment.

Investment Company Securities

The Portfolios may invest in the shares of other money market mutual funds (“money market funds”) provided that the instruments in which such funds may invest are restricted to those in which Prime Series or Government Series, as the case may be, would be permitted to invest. A Portfolio’s investments in other money market funds are not subject to the 1940 Act limitations that typically apply to a mutual fund acquiring shares of another mutual fund as long as the Portfolio adheres to certain requirements imposed by the SEC. When holding shares in another money market fund, a Portfolio bears its pro rata portion of the other fund’s investment expenses, including advisory fees, while also bearing its own expenses.

Turnover and Portfolio Transactions

In general, the Portfolios purchase instruments with the expectation of holding them to maturity. However, they may engage in trading to take advantage of short-term market variations. They may also sell investments to meet redemptions or because the Adviser has determined in light of current facts and circumstances (including the Adviser’s assessment of credit quality) that it is in a Portfolio’s best interest to sell the investments. The Portfolios will have a high annual portfolio turnover because of the short maturities of the investments they hold. This should not adversely affect the Portfolios because

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they typically do not pay brokerage commissions on the purchase, sale, or maturity of these investments.

The Portfolios seek to obtain the best net price (yield basis) and the most favorable execution of orders. They purchase securities directly from issuers or underwriters, or from dealers or banks that specialize in the types of instruments purchased by the Portfolios. Prices paid on purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. When more than one dealer offers the favorable execution and the best net price, the Adviser may choose a dealer that has provided research advice (including quotations on investments). This allows the Adviser to supplement its own research and analyses with the views and information of others. The Adviser may combine purchase and sale orders for the Portfolios with orders for other investment companies or accounts that it manages when that allows it to obtain the best pricing and execution for all. When buying or selling a particular security or instrument on behalf of multiple accounts, the Adviser undertakes to allocate those transactions equitably among the accounts, usually on the basis of account size.

INVESTMENT RESTRICTIONS

The Trust has adopted the investment restrictions for each Portfolio as set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of each Portfolio and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the relevant Portfolio. As defined by the 1940 Act, a majority of the outstanding voting securities means the lesser of: (a) 67 percent of the outstanding shares of the Portfolio at a meeting at which the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Portfolio.

(1) A Portfolio may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. A Portfolio may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate.

(2) A Portfolio may not purchase any securities if 25% or more of the relevant Portfolio’s total assets would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) A Portfolio may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio’s total assets would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4) Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see “Principal Investment Strategies” in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Portfolios will not

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enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.

(5) A Portfolio may not invest for the purpose of exercising control or management of other issuers.

(6) A Portfolio may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin.

(7) A Portfolio may not engage in the business of underwriting securities issued by other persons, except to the extent a Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities that cannot be freely sold for legal reasons.

(8) A Portfolio can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. A Portfolio will not borrow to increase its income but only to meet redemptions. A Portfolio will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) A Portfolio may not purchase securities of any other investment company if: (i) the Portfolio and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company; or (ii) more than 10% of the Portfolio’s total assets would then be invested in investment companies. With respect to Prime Series, this represents an operating rather than fundamental restriction.

(10) A Portfolio may not issue senior securities or senior shares as defined in the 1940 Act, provided that a Portfolio may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Portfolio assets will not be considered a violation of the percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Portfolio shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increased beyond 20% but no more than 33% resulting from a change in values of net Portfolio assets, it will not be considered a violation of the Portfolio’s limitation on borrowing; nevertheless, the Portfolio shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Portfolio’s total assets resulting from a change in values of net Portfolio assets at any time, the Portfolio shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

Unless otherwise stated above, each investment restriction described in this section is a fundamental policy of each Portfolio and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the relevant Portfolio. As defined in the 1940 Act, a majority of the outstanding voting securities means the lesser of: (a) 67% of the outstanding shares of the Portfolio at a meeting where the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Portfolio.

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INVESTMENT PRACTICES

A Portfolio will not acquire any security other than: cash; direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature which is exercisable and payable within one business day (collectively, “Daily Liquid Assets”) if, immediately after acquisition, the Portfolio would have invested less than 10% of its total assets in Daily Liquid Assets.

A Portfolio will not acquire any security other than: cash; direct obligations of the U.S. Government; government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by Congress of the United States that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or securities that will mature or are subject to a demand feature which is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”) if, immediately after acquisition, the Portfolio would have invested less than 30% of its total assets in Weekly Liquid Assets.

Consistent with Rule 2a-7 under the 1940 Act, no Portfolio may invest more than 5% of net assets in the following illiquid investments, measured in aggregate:

•	Restricted investments (those that, for legal reasons, cannot be freely sold).

•	Fixed time deposits with a maturity of more than seven days that are subject to early withdrawal penalties.

•	Repurchase agreements maturing in more than seven days and not terminable before that time.

•	Other investments that are not readily marketable.

If the 5% limitation on investing in illiquid securities is adhered to at the time of investment, but later increased beyond 5% resulting from a change in the values of the Portfolio’s portfolio securities or total assets, the Portfolio shall then bring the percentage of illiquid investments back into conformity as soon as practicably possible. The Trust believes that these liquidity requirements are reasonable and appropriate to assure that the securities in which the Portfolios invest are sufficiently liquid to meet reasonably foreseeable redemptions of shares.

DISCLOSURE OF HOLDINGS AND TRANSACTIONS

The Board has adopted the following policy to govern the circumstances under which disclosure regarding securities held by the Portfolios (“Portfolio Securities”), and disclosure of purchases and sales of such securities, may be made to shareholders of the Trust or other persons:

•	Public disclosure regarding the Portfolio Securities is made: (1) in Annual Reports and Semi-Annual Reports to shareholders; (2) in quarterly holdings reports on Form N-Q; (3) in postings of month-end schedules of investments on the Trust’s website www.pfmfunds.com as required by paragraph (c)(12) of Rule 2a-7 under the 1940 Act; and (4) in monthly holdings reports on Form N-MFP (collectively, “Official Reports”). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Portfolios.

•	Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking

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organizations for use in connection with their rating or ranking of the Trust or any of the Portfolios, but only if such disclosure has been approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). In connection with such arrangements, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate its rating or ranking of the Trust.

•	This policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Adviser or to other service providers, including but not limited to the Trust’s administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by a Portfolio that is made on the same basis to all shareholders of the Portfolio.

•	The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by the Portfolios (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she/he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably likely to benefit the Trust and is unlikely to affect adversely the Trust, any Portfolio or any shareholder of the Trust. The CCO shall inform the Board of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or member of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Portfolios.

PROXY VOTING POLICIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolios. The Board has also approved the Adviser’s policies and procedures for voting proxies, which are described below.

The Trust’s investment policies limit investments to securities which are fixed income securities or mutual funds. Holders of fixed income securities rarely are called upon to vote their interests, except in unusual circumstances requiring securityholder consent. Holders of shares in mutual funds vote on recurring corporate governance matters, such as the election of directors, but non-routine matters, such as the approval of a new investment management contract or a request for consent to assign such a contract, also arise infrequently from time-to-time.

As a general policy, the Adviser seeks to vote proxy proposals, consents or resolutions relating to the mutual funds which are the portfolio securities of its clients, in a manner that serves the best interests of the client, taking into account relevant factors, including, but not limited to:

•	Impact on the valuation of securities;

•	Anticipated costs and benefits associated with the proposal;

•	An increase or decrease in costs, particularly management fees, of investment in the securities;

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•	Effect on liquidity; and

•	Customary industry and business practices.

The policies described in this statement are not exhaustive due to the variety of proxy voting issues that the Adviser may be required to consider. In reviewing proxy issues of the sort described as follows, the Adviser will apply the following general principles.

On matters of corporate governance, the Adviser recognizes the importance of good corporate governance in ensuring that the directors fulfill their obligations to shareholders. The Adviser favors proposals promoting transparency and accountability within a company. For example, the Adviser supports the appointment of a majority of independent directors on key committees. Unless there is a proxy contest for seats on the Board of a portfolio fund, which is uncommon, or unless the Adviser determines that there are other compelling reasons for withholding votes for directors, it will vote in favor of the management-proposed slate of directors. The Adviser generally will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without reasonable excuse, and may abstain where there is insufficient information about the nominees disclosed in the proxy statement.

On matters relating to the appointment of auditors, the Adviser believes that the management of a company is in the best position to choose auditors, so it will generally support management’s recommendation. In reviewing a proposed auditor, the Adviser will consider whether the proposed auditor has received significant fees for non-audit services to the company as well as any other reasons to question the independence or performance of the auditors.

On matters relating to changes in a company’s charter, articles of incorporation or by-laws, such matters generally are technical and administrative in nature. Absent a compelling reason to the contrary, the Adviser will cast votes in accordance with management’s recommendations on such proposals, for example, to increase the number of a fund’s directors, or to adopt term limitations or retirement requirements. However, the Adviser will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the portfolio company, including any limitation on shareholder rights, or have a material economic effect on the company.

On matters relating to corporate reorganizations, the Adviser believes votes dealing with corporate reorganizations, such as mergers, changes of domicile or approval of a proposed assignment of the mutual fund advisor’s contract, are an extension of the investment decision. Accordingly, the Adviser will analyze such proposals on a case-by-case basis, relying on the views of its investment professionals managing the portfolio in which the shares are held.

On matters relating to proposals affecting shareholder rights, the Adviser believes that fundamental rights of shareholders must be protected. The Adviser will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.

On matters relating to investment advisory agreements and executive compensation, the Adviser believes that a fund’s board of directors should, within reason, be given latitude to negotiate satisfactory terms of an investment advisory agreement. The Adviser will examine proposals that result in an increase of compensation to investment advisors and other service providers of portfolio mutual funds on a case-by-case basis, with particular emphasis on the relative performance of the fund. The Adviser will review proposals relating to executive compensation plans, if any, to ensure that the long-term interests of management and shareholders are properly aligned. The Adviser generally will oppose proposals to give shareholders a binding vote on executive compensation.

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With the exception of an advisory client’s investment in a mutual fund to which the Adviser is a service provider, the Adviser expects that a conflict of interest between the Adviser and its client whose investments are managed by the Adviser is unlikely. In addition to serving as the investment adviser to the Portfolios, the Adviser is the investment adviser to several local government investment pools (each a “Pooled Investment”). The Adviser receives no investment advisory fee from an investment advisory client in respect of that client’s assets which the Adviser invests in a Pooled Investment. With regard to voting of securities in a Pooled Investment owned by clients for which the Adviser is the direct investment advisor – or in any other circumstances where it could appear that the Adviser has an interest in the matter to be voted upon the Adviser applies the following principles:

A.	If the proposal relates to the election of directors, selection of auditors or such other matters in which the outcome does not directly affect the Adviser, the Adviser will vote in accordance with the policies voted above.

B.	If such other proxy proposal relates to a transaction directly affecting the Adviser or otherwise requires a case-by-case determination under the policies described above, the Adviser in various circumstances will seek the advice either of the managers of the advised client or of a qualified, independent third party regarding the voting of a proxy, and the Adviser will submit the proxy statement to such third party or management of the advised client. The Adviser’s management will vote the proxy in accordance with the decision of the recommendation of client management or the third party’s recommendation.

All other decisions regarding proxies will be determined on a case-by-case basis taking into account the policies as set forth above. The Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid conflict of interest.

You can obtain a free report on the Trust’s proxy voting record during the most recent 12-month period ended June 30 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

TRUSTEES AND OFFICERS

The Board is responsible for the overall supervision of the Portfolios and the Trust. Prior to the Trust’s conversion from a Virginia corporation to a Virginia business trust, each Trustee was elected by the shareholders. Under the Trust’s bylaws, each Trustee will hold office until his successor is elected and qualified or until his earlier resignation or removal. The Trust’s officers are responsible for the day-to-day conduct of the affairs of the Portfolios and the Trust.

Officers and Affiliated Trustees

The following table sets forth certain information about the Trust’s officers and members of the Board who are affiliated with the Adviser or PFM Fund Distributors, Inc. (the “Distributor”), and are therefore “interested persons” of the Trust as that term is defined in the 1940 Act (an “Interested Trustee”).

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	Position(s) with	Principal Occupation(s), Past 5 Years; (Number of	Other
	Trust and Year	Portfolios in Fund Complex Overseen by	Directorships
Name and Birth Year	First Elected	Officer/Trustee)	Past Five Years
Martin P. Margolis, 1944	Trustee, 1996; President, 2008	President, Manager and Managing Director, PFM Asset Management LLC, (2001-present); President and Director, PFM Fund Distributors, Inc. (2001-present); Treasurer and Director, Public Financial Management, Inc.* (1986-present); Vice President and Manager, PFM I, LLC (2009- present)**;(2)	None

Barbara L. Fava, 1959	Vice President, 2008	Managing Director, PFM Asset Management LLC, (2001-present); (2)	None

Debra J. Goodnight, 1955	Treasurer, 2007	Secretary and Managing Director, PFM Asset Management LLC (2001- present); Secretary, PFM Fund Distributors, Inc. (2001-present); (2)	None

Daniel R. Hess, 1974	Secretary, 2012; Assistant Treasurer, 2007	Manging Director, PFM Asset Management LLC (2001-present); (2)	None

Leo J. Karwejna, 1976	Chief Compliance Officer, 2012	Managing Director, PFM Asset Management LLC (2011-present); Vice President – Chief Compliance Officer, Prudential Investment Management (2008-2011); (2)	None

* Public Financial Management, Inc. is related to the Adviser.

**In addition, in 1980 Mr. Margolis founded the investment management business now conducted by the Adviser. He also previously served as President of the Cadre Institutional Investors Trust, the assets of which were acquired by PFM Funds in 2008. Prior to his work in the investment advisory field, Mr. Margolis was Special Assistant to the Governor and Director of Program Development in the Pennsylvania Governor’s Office.

Independent Trustees

The following table sets forth certain information about those members of the Board who are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).

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Principal
Occupation(s),
Past 5 Years;
(Number of
Portfolios in Fund
	Position(s) with	Complex Overseen		Other
	Trust and Year	by Independent		Directorships,
Name and Birth Year	First Elected	Trustee)	Other Relevant Qualifications	Past 5 Years
Robert R. Sedivy, 1946	Trustee, 1996; Chairman of the Board, 2008	Retired Vice President- Finance and Treasurer, The Collegiate School, Richmond, Virginia (1988- 2008); (2)	Past President, Virginia Association of Independent Schools Financial Officers Group; experience in college administration and in museum management; service on boards of not-for-profit organizations	None

Jeffrey A. Laine, 1957	Trustee, 1986; Chairman of Audit Committee, 2008	President, Commonwealth Financial Group* (1994-present); President, Laine Financial Group, Inc. (investment advisory firm) (1992-present); former President and Treasurer of the Trust (1986-2008); (2)	Former Chairman of the Board (prior to when the assets of the Cadre Institutional Investors Trust were acquired by PFM Funds in 2008); Certified Public Accountant licensed in the state of New Jersey; licensed insurance agent in New Jersey and Pennsylvania	None

Michael P. Flanagan, 1949	Trustee, 2008; Chairman of Nominating and Governance Committee, 2009	Superintendent of Education, State of Michigan (2005-present); (2)

Trustee and Chairman of the Board, Cadre Institutional Investors Trust (prior to when its assets were acquired by PFM Funds in 2008); Executive Director of the Michigan Association of School Administrators (2001-2005)

Michigan Virtual University; Michigan Public School Employees Retirement System; Regional Educational Laboratory Midwest (Chairperson)

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Principal
Occupation(s),
Past 5 Years;
(Number of
Portfolios in Fund
	Position(s) with	Complex Overseen		Other
	Trust and Year	by Independent		Directorships,
Name and Birth Year	First Elected	Trustee)	Other Relevant Qualifications	Past 5 Years
Larry W. Davenport, 1946	Trustee, 2012	Retired Director of Finance, Hampton Roads Transit, Virginia (2004-2010); (2)	Member, Trust Advisory Board (1995-2012); Director of Finance, Southeastern Public Service Authority of Virginia (1998-2004); designated a Certified Government Financial Manager by the Association of Government Accountants, and a Certified Municipal Finance Administrator by the Municipal Treasurers’ Association	None

Brian M. Marcel, 1962	Trustee, 2008	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District (1994-present); (2)	Trustee, Cadre Institutional Investors Trust (prior to when its assets were acquired by PFM Funds in 2008); member, Financial Statement Review Committee of the Michigan School Business Officials (1999-present); CPA licensed in Michigan	Michigan Liquid Asset Fund Plus (Chairperson)

Joseph W. White, 1958	Trustee, 2008	Chief Accounting Officer, Molina Healthcare, Inc. (2003-present); (2)

Vice President of Finance, PPONext, Inc. (2002-2003);

Director and CFO of Maxicare Health Plans, Inc. (1987-2002); employed by American Medical International, Inc. and Coopers & Lybrand LLP; CPA licensed in California and Virginia

None

* Formerly the distributor for the Trust.

The Board does not have a formal diversity policy. However, the Board endeavors to comprise itself of members with a broad mix of professional backgrounds, business skills and experience, and will consider diversity as a factor in identifying potential nominees to serve as Independent Trustees. The professional background of each Trustee is set forth in the biographical information contained in the tables above. The Board believes that all of the Trustees have the necessary qualifications, skills, attributes and experience to serve the Trust and its shareholders effectively. Such qualifications include, but are not limited to, good character, sound business judgment and experience and financial and business acumen. The Nominating and Governance Committee Charter requires consideration of various factors in identifying and making nominations of persons to serve as Independent Trustees, including a person’s character, judgment, business experience, diversity and independence, and consideration of any business or

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financial relationships with service providers to the Trust or other Trustees. It also requires the Nominating and Governance Committee to review, as it deems necessary, the composition of the Board, including its size, mix of skill sets, experience and background, and to consider, as it deems necessary, whether it is appropriate to elect additional Trustees and whether the rationale supporting an Independent Trustee’s tenure on the Board continues to have merit.

Each Independent Trustee receives from the Trust an annual retainer of $7,000, plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The chairman of the Trust and the chairman of each committee of the Board receive an additional $1,500 retainer. For the fiscal years ended June 30, 2014, 2013 and 2012, fees paid to the Independent Trustees totaled $56,500, $57,500 and $59,250, respectively. Amounts received by each Independent Trustee are listed under the “Compensation Arrangements.” The Independent Trustees are responsible for the nomination of any individual to serve as an Independent Trustee.

Board Committees

The Board has established the following committees, each of which consists of three Independent Trustees:

Audit Committee This committee operates in accordance with a charter and oversees:

•	The accounting and financial reporting policies and practices and internal controls of the Trust.

•	As appropriate, the internal controls of certain service providers to the Trust.

•	The quality and objectivity of the Trust’s financial statements and of audits of the financial statements.

It also acts as a liaison between the Trust’s independent registered public accounting firm and the full Board and undertakes other functions that the Board deems appropriate. The committee met twice during the fiscal year ended June 30, 2014.

Nominating and Governance Committee This committee operates in accordance with a charter and oversees the composition and governance of the Board and the Trust’s committees. It did not meet separately as a committee during the fiscal year ended June 30, 2014, but at a meeting of the Board held on May 9, 2014 the members of the committee nominated the seven individuals elected as Trustees at a special meeting of shareholders held on June 23, 2014.

Advisory Board

The Board has appointed an Advisory Board to provide consultation and advice to the Trust from time to time. Members of the Advisory Board receive no compensation from the Trust but are reimbursed for expenses incurred to attend Board meetings. The following individuals serve on the Advisory Board:

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	Position with	Principal Occupation(s), Past 5 Years; (Number	Other
	Trust and Year	of Portfolios in Fund Complex Overseen by	Directorships,
Name and Birth Year	First Appointed	Advisory Board Members)	Past 5 Years
Richard A. Cordle, M.G.T., 1955	Advisory Board Member, 2006	Treasurer, Chesterfield County, Virginia (1991-present); (2)	None

M. Ann Davis, M.G.T., 1946	Advisory Board Member, 2006	Treasurer, City of Williamsburg/James City County, Virginia (1998-present); (2)	None

Bruce A. Lebsack, CGMA, 1953	Advisory Board Member, 2012	Director of Finance and Administration and Chief Financial Officer, Highlands Ranch Metropolitan Districts and Centennial Water and Sanitation District, Colorado (1981- present): (2)	None

Evelyn Whitley, 1959	Advisory Board Member, 2011	Director of Debt Management, Virginia Department of Treasury (1993 to present); (2)	None

The mailing address of each Independent Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg PA 17101.

Compensation Arrangements

As noted above, members of the Advisory Board receive no compensation from the Trust. The table below shows compensation paid by the Trust for the fiscal year ended June 30, 2014, to Trustees and officers. The Trust does not pay retirement or pension benefits to officers or Trustees and does not pay compensation to officers affiliated with the Adviser or the Distributor.

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	Year Ended June 30, 2014
		Pension Retirement	Estimated	Total
	Aggregate	Benefits as Part	Annual	Compensation
	Compensation	of Trust’s	Benefits Upon	From Fund
Name and Position	From Trust*	Expenses	Retirement	Complex*
Larry W. Davenport Independent Trustee	$8,750	N/A	N/A	$8,750
Michael P. Flanagan Independent Trustee	10,250	N/A	N/A	10,250
Jeffrey A. Laine Independent Trustee	10,250	N/A	N/A	10,250
Brian M. Marcel Independent Trustee	8,750	N/A	N/A	8,750
Robert R. Sedivy Independent Trustee	10,250	N/A	N/A	10,250
Joseph W. White Independent Trustee	8,250	N/A	N/A	8,250
Martin P. Margolis Trustee and President	-0-	N/A	N/A	-0-
Barbara L. Fava Vice-President	-0-	N/A	N/A	-0-
Leo J. Karwejna Chief Compliance Officer	-0-	N/A	N/A	-0-
Debra J. Goodnight Treasurer	-0-	N/A	N/A	-0-
Daniel R. Hess Secretary and Assistant Treasurer	-0-	N/A	N/A	-0-
Total	$56,500	N/A	N/A	$56,500

* Prime Series and Government Series each pay a portion of the total fees paid to each Trustee by the Trust. Trustee fees and expenses are allocated to each Portfolio based on that Portfolio’s percentage of the total net assets of the Trust as a whole.

Trustee Ownership of Securities of the Trust

The table that follows contains information about each Trustee’s beneficial ownership interest in shares of the Trust as of December 31, 2013.

	Dollar Range of	Aggregate Dollar Range of Equity
	Equity Securities	Securities in All Portfolios
Trustee	in the Trust	Overseen by Trustee
Interested Trustee
Martin P. Margolis	none	none
Independent Trustees
Larry W. Davenport	none	none
Michael P. Flanagan	none	none
Jeffrey A. Laine	none	none
Brian M. Marcel	none	none
Robert R. Sedivy	none	none
Joseph W. White	none	none

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Trustee Interest in Adviser, Distributor or Affiliates

As of December 31, 2013, neither the Independent Trustees nor members of their immediate families, owned securities (either beneficially or of record) of the Adviser, the Distributor, or any of their affiliates. Accordingly, as of December 31, 2013, neither the Independent Trustees, nor members of their immediate family, have any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor, or any of their affiliates.

Name of	Name of Owners
Independent	and Relationships			Value of	Percent of
Trustee	to Trustee	Company	Title of Class	Securities	Class
Larry W. Davenport	N/A	N/A	N/A	N/A	N/A
Michael P. Flanagan	N/A	N/A	N/A	N/A	N/A
Jeffrey A. Laine	N/A	N/A	N/A	N/A	N/A
Brian M. Marcel	N/A	N/A	N/A	N/A	N/A
Robert R. Sedivy	N/A	N/A	N/A	N/A	N/A
Joseph W. White	N/A	N/A	N/A	N/A	N/A

ADDITIONAL INFORMATION ABOUT MANAGEMENT

Investment Advisory Arrangements

Investment advisory services are provided to each Portfolio under investment advisory agreements between the Adviser and the Trust on behalf of each Portfolio. The Board, including a majority of the Independent Trustees, approved these advisory agreements at a meeting on May 9, 2014. Shareholders of each Portfolio then approved them at a special meeting of shareholders on June 23, 2014 and they became effective on July 1, 2014. The investment advisory agreements have initial terms that expire June 30, 2016, and will continue in effect from year to year thereafter if approved annual by the Trustees, including a majority of the Independent Trustees.

The Adviser is an indirect, wholly-owned subsidiary of PFM I, LLC, which is owned by the senior employees of the Adviser and its affiliates.

In addition to provisions described in the Prospectus, the advisory agreements contain the provisions described below. Each agreement has an initial term of two years from the date of its execution, then continues in effect from year to year if approved annually by the Board (or by a majority of the shares of the applicable Series outstanding and entitled to vote), and also by a majority of the Independent Trustees, voting in person.

The agreements will terminate automatically in the event of their assignment (as defined in the 1940 Act and SEC rules), and the Adviser may also terminate them without penalty upon 60 days’ written notice to the Trust. Each Portfolio may terminate its advisory agreement without penalty upon 60 days’ notice to the Adviser, either by a majority vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio.

Each advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Adviser is not liable for any error of judgment, mistake of law or loss in connection with its performance, and permits it to act as an investment adviser for any other organization, firm, corporation or person.

For the fiscal years ended June 30, 2014, 2013 and 2012, investment advisory fees were payable by the Prime Series to the Adviser in the amounts of $3,021,471, $3,123,140 and $2,765,819, respectively.

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For the fiscal years ended June 30, 2014, 2013 and 2012, investment advisory fees were payable by the Government Series to the Adviser in the amounts of $113,635, $153,524 and $292,792, respectively.

The Administration Agreement

The Adviser provides administration services to the Portfolios under an amended and restated administration agreement approved by the Board on May 9, 2014, which became effective on July 1, 2014. The amended and restated administration agreement has an initial term that expires on June 30, 2016, and will continue in effect from year to year thereafter if approved annually by the Trustees, including a majority of the Independent Trustees. The Adviser may terminate the administration agreement at any time without penalty upon 60 days’ written notice to the Trust. The Trust may terminate it without penalty upon 60 days’ written notice to the Adviser, if directed or approved by the vote of a majority of Trustees, including a majority of the Independent Trustees.

Distribution Arrangements

The Distributor serves as the exclusive distributor of shares of the Portfolios, under a distribution agreement with the Trust approved by the Board on May 9, 2014, which became effective on July 1, 2014. The distribution agreement has an initial term that expires June 30, 2016, and will continue in effect from year to year thereafter if approved annually by the Board, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. Either party may terminate the agreement, without penalty upon 60 days’ written notice, and it will also terminate automatically in the event of its assignment, as defined by the 1940 Act and SEC rules. The agreement requires the Distributor to bear all costs associated with distribution of shares of the Portfolios, including the incremental cost of printing prospectuses, annual reports, and other periodic reports for distribution to prospective investors and the costs of preparing, distributing, and publishing sales literature and advertising materials (except for certain expenses under the 12b-1 Plan of Government Series or the Institutional Class of Prime Series that are approved by the Board).

The Distributor is a wholly owned subsidiary of the Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

Under a distribution plan, which was adopted in accordance with Rule 12b-1 under the 1940 Act, Government Series and the Institutional Class of Prime Series are permitted to bear certain expenses in connection with the distribution of their shares. Specifically, they are authorized to pay all of the following:

•	All fees and expenses relating to their qualification under the securities laws (often called “Blue Sky laws”) of any state in which they sell shares.

•	All fees under the 1933 Act and the 1940 Act, including fees related to any application for exemption regarding the sale of their shares.

•	All fees and assessments of the Investment Company Institute or any successor organization, whether or not some of its activities are designed to provide sales assistance.

•	Fees and costs related to any activity that the Board reasonably determines to be primarily intended and reasonably calculated to result in the sale of their shares.

The distribution plan also permits Government Series and Institutional Class to reimburse the Distributor for expenses incurred in connection with the sale, promotion, and distribution of their shares (not exceeding 0.25% of either Portfolio’s average daily net assets in any year). Funds available in one fiscal year may not be used to reimburse the

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Distributor (or others assisting in the distribution of these shares) in a different fiscal year. In addition, payments or reimbursements under the distribution plan may be made only with approval of the Board. Expenses for which the Distributor may seek reimbursement include all of the following:

•	Advertising and direct mail expenses.

•	Costs of printing and mailing prospectuses and sales literature to prospective shareholders.

•	Payments to third parties who sell shares.

•	Compensation of intermediaries (such as brokers and dealers).

•	The Distributor’s general administrative overhead (including administrative support or compensation relating to the sale of Government Series or Institutional Class shares).

•	Sales promotion expenses and shareholder servicing expenses (trail commissions).

•	Any other costs of carrying out the distribution plan.

Payments under the distribution plan may also be made directly to registered broker-dealers and other persons, including banks, who assist in distributing or promoting the sale of these shares, or who enter into shareholder processing and service agreements under which they perform services that directly result in the sale of these shares. There were no payments under the distribution plan during the fiscal years ended June 30, 2014, 2013 and 2012.

Certain actions relating to the distribution plan require the approval of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the distribution plan or in any agreements related to the distribution plan. The plan must be specifically approved at least annually by a vote of the Board and by these Independent Trustees, and may be terminated at any time by a vote of either a majority of the Independent Trustees or by the holders of a majority of the outstanding shares of the applicable Portfolio or Class. In addition, amendments to the plan that would materially increase the amount being paid cannot be made without shareholder approval.

The Distributor may enter into arrangements with unaffiliated broker-dealers that act as dealers in connection with the offering of shares of the Portfolios to reimburse them for costs incurred in connection with their marketing efforts or to compensate them for distribution services or investor-related services they provide to shareholders of the Portfolios who are their customers. Payments pursuant to any such arrangements are made by the Distributor, the Adviser or one of their affiliates from their own resources and are neither paid by the Portfolios nor are an expense of the Portfolios.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Below is a list of all persons known to the Trust to own beneficially 5% or more of the shares of Government Series, or of the Institutional Class and Colorado Investors Class of Prime Series on September 30, 2014, along with the number and percentage of shares each person owns.

Shareholder	Number of Shares on 9/30/14	Share %
Prime Series – Institutional Class
CPS Energy	186,280,706.45	10.59%
Kent State University	142,166,258.05	8.08%
North Carolina Turnpike Authority	117,126,409.96	6.66%
Salt River Project Agricultural Improvement and Power District	109,103,127.92	6.20%
Molina Healthcare, Inc.	89,182,902.15	5.07%

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Prime Series – Colorado Investors Class
Regional Transportation District	296,472,411.40	52.17%
Cherry Creek School District No. 5	46,572,608.76	8.20%

Government Series
Madison County School System	29,717,208.45	17.37%
Charleston County Aviation Authority	26,117,217.09	15.26%
Lexington Fayette Urban County Government	21,366,609.59	12.49%
City of Chicago, IL	20,055,517.09	11.72%
City of Norfolk, VA	17,619,388.57	10.30%
City of Lake Elsinore, CA	10,845,809.48	6.34%
District of Columbia	10,022,417.82	5.86%

Regional Transportation District may be deemed to control the Colorado Investors Class of Prime Series because it owns more than 25% of the outstanding shares of that Class. This control relationship will continue to exist until its ownership falls below 25%. By exercising voting rights with respect to its shares, Regional Transportation District may be able to determine the outcome of shareholder voting on certain matters.

The Treasury Board of the Commonwealth of Virginia is the owner of record of the SNAP® Program participants’ shares of the SNAP Fund Class of Prime Series. The Treasury Board may be deemed to control the Trust and the Prime Series by virtue of its record ownership of more than 25% of the outstanding shares of the Trust and the Prime Series. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Trust or Prime Series, respectively.

Through the exercise of voting rights with respect to shares of the Trust and the Prime Series, the Treasury Board may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders of the Trust or Prime Series is required.

YIELD INFORMATION

The Trust may, from time to time, quote current yield information for the Portfolios and Classes in published reports, literature, and advertisements. The current yield of each Portfolio or Class (also known as the current annualized yield or the current seven-day yield) represents the net percentage change, over a seven-day base period, in the value of a hypothetical account with a balance of one share, normally valued initially at $1.00. In measuring the change in value, capital charges and all income other than investment income are excluded. This resulting net change in account value is then annualized by multiplying it by 365 and dividing the result by 7.

The Trust may also quote a current effective yield of each Portfolio or Class from time to time. The current effective yield represents the current yield compounded to assume reinvestment of dividends. The current effective yield is computed by determining the net change (exclusive of capital changes and income other than investment income), over a seven-day period in the value of a hypothetical account with a balance of one share at the beginning of the period, dividing the difference by the value of the account at the beginning of the period to obtain a base period return, then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The current effective yield will normally be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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The Trust may also publish a “monthly distribution yield” on each shareholder’s month-end account statement or provide it to shareholders upon request. The monthly distribution yield represents the net percentage change in the value of a hypothetical account with a balance of one share (normally valued initially at $1.00), resulting from all dividends declared during a month by a Portfolio. This resulting net change is then annualized by multiplying it by 365 and dividing it by the number of calendar days in the month.

The Trust may quote the investment performance of the Portfolios and Classes from time to time. It may also compare the performance of Portfolios and Classes, or of securities in which they invest, to any of the following:

•	iMoneyNet Money Fund Report Averages (average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report).

•	The average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas.

•	The performance of other mutual funds, especially those with similar investment objectives (based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron’s, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets).

•	Yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, by Bloomberg Financial Markets, or by broker-dealers.

•	Yields on investment pools that operate in a manner consistent with Rule 2a-7 under the 1940 Act.

•	Other fixed-income investments such as Certificates of Deposit (CDs).

While yield information can be useful to shareholders, there are a number of factors to consider when using yield information as a basis for comparing the performance of the Portfolios and Classes to other investments. Yields on the Portfolios and Classes are not guaranteed and may fluctuate on a daily basis. Past yields are not an indication or representation by the Trust of future yields or rates of return on its shares, and should not be compared to yields on direct investment alternatives, which often provide a guaranteed fixed yield for a stated period of time. However, some direct investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields, none of which is the case with the Portfolios or Classes.

Expenses will differ among the classes of Prime Series and the Portfolios and thus dividends will differ.

TAXATION

It is the policy of the Trust to distribute to shareholders, in each taxable year of a Portfolio, substantially all of that Portfolio’s net investment income and net realized capital gains, if any. Each Portfolio has elected to be classified, and the Trust intends that each Portfolio will qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, a Portfolio

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will not be subject to Federal income tax on the part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for this tax treatment, a Portfolio must generally, among other things, do both of the following:

•	Derive at least 90% of its gross income from dividends, interest, payments on securities loans, gains from the sale or other disposition of stock or securities and certain related income, and net income from an interest in a qualified publicly traded partnership.

•	Diversify its holdings so that at the end of each quarter of its taxable year both of these are true:

–	50% of the value of the Portfolio’s total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to no more than 5% of the Portfolio’s total assets or 10% of the voting securities of the issuer.

–	Not more than 25% of the total assets is invested in (i) the securities of any one issuer (or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than US government securities or other regulated investment companies; or (ii) the securities of one or more qualified publicly traded partnerships.

The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income (as determined on a calendar year basis) and 98.2% of their capital gain net income (as determined on a October 31st year-end basis). The Trust intends to distribute by the end of each calendar year the income and capital gains of the Portfolios in the manner necessary to avoid imposition of the 4% excise tax.

Dividends declared by a Portfolio in October, November or December of a calendar year and paid in January of the following calendar year are taxable to shareholders as if received on the December 31 preceding the distribution.

Under US Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a “reportable transaction.” A transaction may be a “reportable transaction” based upon certain factors relating to the taxpayer involved, including the recognition of a loss in excess of certain thresholds. A significant penalty is imposed on taxpayers who participate in a “reportable transaction” and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible Federal, state or local disclosure obligations with respect to their investment in shares of a Portfolio.

VALUATION

As noted in the Prospectus, each Portfolio values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price at which it could be sold. During periods of declining interest rates, the daily yield on the Portfolios’ shares may tend to be lower than if it had utilized a method of valuation based upon actual or

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estimated market prices and changed its dividends based on these changing prices. The opposite would be true in a period of rising interest rates. The Board has established procedures for monitoring any differences between each Portfolio’s NAV per share determined in accordance with the amortized cost method and the value that would be obtained if the Portfolio’s investments were “marked to market” (priced based on available market quotations). These could include actual market quotations (valued at the mean between the bid and ask prices), estimated valuations reflecting current market conditions based on quoted or estimated values for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities, published by reputable sources.

Under these procedures, if the deviation between the “mark to market” NAV per share and the NAV per share based on amortized cost exceeds 0.5%, the Board must promptly consider whether any action is needed. When the Board believes that the deviation may result in material dilution or have other unfair effects upon shareholders, it must take whatever action it deems appropriate to eliminate or reduce these effects, to the extent reasonably practicable. Actions could include any of the following:

•	Selling securities before maturity to realize capital gains or losses or to shorten average portfolio maturity.

•	Withholding dividends, payment of distributions from capital, or capital gains.

•	Redeeming shares in kind.

•	Establishing a NAV per share using available market quotations

GENERAL INFORMATION

Description of Shares

The Trust is a Virginia business trust. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify any unissued shares of the Trust into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Business Trust Act. Under this authority, the Trust offers the following series and classes:

Prime Series

SNAP® Fund Class Shares

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly in cash, the Portfolios may pay the redemption price in whole or in part by distributing investments from the investment holdings of the Portfolio, in conformity with the applicable rules of the SEC. However, the Adviser considers the prospect for redeeming shares in kind to be highly remote. Because the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, the Portfolios are obligated to meet redemption requests made by any one shareholder

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over a 90-day period in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio. Above that limitation, the Portfolios have the option of redeeming shares in cash or in kind. If shares are redeemed in kind, redeeming shareholders may incur brokerage costs in converting the assets into cash. The method of valuing investments for redemptions in kind will be the same as the method of valuing portfolio investments under “Calculating Net Asset Value per Share (NAV)” in the Prospectus, and the valuations will be determined as of the same time as the redemption price.

The date of payment of redemptions may be postponed when the New York Stock Exchange is closed for other than weekends and holidays, when SEC rules or regulations restrict trading on the exchange, when an emergency (as determined by the SEC) makes disposal of securities or determination of net asset value not reasonably practical, or in other circumstances when the SEC permits postponement. If a shareholder makes a redemption request within 15 days after purchasing shares by check, the Portfolios may delay payment of the redemption proceeds for up to 15 days until they can determine that the check has cleared.

Financial Statements

Financial statements of Prime Series and Government Series for the year ended June 30, 2014 have been audited by Ernst & Young LLP. Such financial statements and accompanying report are included in the Prime Series and Government Series Annual Report for the year ended June 30, 2014 which are hereby incorporated by reference in this Statement of Additional Information.

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Investment Adviser
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
Wells Fargo Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Depository Bank
U.S. Bank N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public
Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

(800) 338-3383

Prime Series

SNAP® Fund Class Shares

Prospectus

October 31, 2014

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or judged the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PFM Funds

Prime Series – SNAP® Fund Class Shares

Prime Series (the “Fund”) is a series of PFM Funds (the “Trust”), a diversified, open-end management investment company. The Fund is a money market fund designed and managed to suit the special cash management needs of institutions such as municipalities, other governmental entities, and political subdivisions in Virginia. This Prospectus relates to shares of the SNAP® Fund Class of the Fund (“SNAP Fund Class”). It gives you important information about the Fund that you should know before investing. SNAP Fund Class shares of the Fund are offered only to investors participating in the Commonwealth of Virginia State Non-Arbitrage Program (the “SNAP® Program”).

PFM Asset Management LLC (“PFM Asset Management” or the “Adviser”) serves as the Fund’s investment adviser.

One Keystone Plaza • Suite 300 • North Front & Market Streets • Harrisburg, PA 17101
(800) 570-SNAP (7627)

Table of Contents

Fund Summary	1

Fund Details	4
Investment Objective
Principal Investment Strategies
Management Policies
Principal Investment Risks
Management of the Trust
Management and Administrative Costs

Investing in the Fund	11
Opening an Account
Buying Shares
Redeeming Shares
Dividends and Distributions
The Trust’s Policies
Tax Information

Financial Highlights	17

For More Information	Back Cover

Fund Summary

Investment Objective

To provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable net asset value (“NAV”) of $1.00 per share.

Fees and Expenses

These are the fees and expenses you may pay when you buy and hold shares of the SNAP Fund Class of the Fund. Other expenses incurred by the SNAP® Program, or by participants in the SNAP® Program, that are not expenses of the Fund are not reflected.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.09%
Distribution (12b-1) fees		0.00%
Other expenses:		0.12%
Transfer agent fees*	0.10%
Other operating expenses	0.02%
Total Annual Fund Operating Expenses		0.21%
Less: Contractual Fee Waiver*		(0.12)%
Net Annual Fund Operating Expenses		0.09%

* The Adviser has contractually agreed to waive fees payable to it by the SNAP Fund Class through June 30, 2016, to the extent necessary such that aggregate fees paid to the Adviser do not exceed an aggregate effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis. Pursuant to a voluntary fee deferral agreement with the Trust, the Adviser also may, but is not obligated to, further reduce its investment advisory, administration or transfer agent fees payable by Prime Series. Fees waived pursuant to the fee deferral agreement which are greater than those waived pursuant to the contractual limitation described above may be recouped by the Adviser for up to three years, subject to certain terms and conditions.

Expense Example

This example is intended to help you compare the cost of investing in the SNAP Fund Class of the Fund with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$9	$43	$93	$243

1

Principal Investment Strategies

The Fund invests exclusively in the following high quality, short-term money market instruments:

•	US Government and agency obligations, and repurchase agreements involving these obligations
•	Obligations of US companies
•	Obligations of financial institutions
•	Obligations of US municipalities
•	Other money market mutual funds that invest exclusively in these types of obligations

The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

Principal Investment Risks

Although the Fund invests exclusively in high-quality securities, an investment in the Fund – like an investment in any money market fund – is subject to certain risks, such as:

•	Interest Rate Risk When short-term interest rates fall, the Fund’s yield is likely to fall. When interest rates rise, the values of obligations held by Prime Series may decline. If the rise is sharp or unexpected, the Fund’s share price could fall.

•	Credit Risk The issuer of an obligation could fail to pay interest and principal in a timely manner. The credit quality of the Fund’s holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single holding could cause the Fund’s share price to fall.

•	Management Risk Performance could be hurt by decisions made by the investment adviser, such as choice of investments and timing of buy/sell decisions.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance

The following information illustrates how SNAP Fund Class Shares have performed over time. For current yield information, call (800) 570-SNAP. Past performance may not indicate future results and yields may vary.

Year-by-Year Total Return

(shown for calendar years) (%)

SNAP Fund Class Shares

2

Highest Quarter Return: Q3 2007	1.34%
Lowest Quarter Return: Q4 2013	0.04%
YTD as of 9/30/14 (not annualized):	0.10%

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

SNAP Fund Class Shares

1 year	5 years	10 years	Since inception[1]
0.19%	0.33%	1.95%	3.12%

1SNAP Fund Class Shares inception: 7/24/1995

Management

Investment Adviser PFM Asset Management LLC

Purchase and Sale of Fund Shares

SNAP Fund Class shares of the Fund are offered on a continuous basis at the NAV per share next determined after an order is received by the Transfer Agent. There is no sales charge. SNAP Fund Class shares are available for purchase only by participants in the SNAP® Program. Participants in the SNAP® Program wishing to purchase shares of the Fund should consult the Information Statement of the SNAP® Program (the “Information Statement”), as it may be amended from time to time, or should contact the SNAP® Program directly (by calling (800) 570-SNAP), for information as to the procedures they should follow to purchase shares of the Fund through the SNAP® Program. The Information Statement may be downloaded from the SNAP® Program’s website at www.vasnap.com.

All SNAP Fund Class shares owned beneficially by participants in the SNAP® Program are owned of record by the Treasury Board of the Commonwealth of Virginia, for the benefit of participants. Because the Treasury Board is the record owner of all shares of the Fund owned beneficially by SNAP® Program participants, a SNAP® Program participant should follow the procedures described in the Information Statement to ensure that all instructions as to any investment by it in the SNAP Fund Class – including instructions as to the purchase or redemption of shares of the Fund – are carried out on a timely basis by the SNAP® Program.

For more complete information on buying and selling shares, see “Investing in the Fund” in the Prospectus.

Tax Information

Dividends of net investment income and distributions of net realized capital gains are generally taxable to shareholders, but may not be taxable for tax-exempt shareholders.

3

Fund Details

Investment Objective

The investment objective of the Fund is to provide high current income consistent with stability, safety of principal, and liquidity, and to maintain a stable NAV of $1.00 per share.

This objective may not be changed without the approval of the Fund’s outstanding voting securities. There is no assurance that the Fund will meet its objective.

Principal Investment Strategies

Portfolio Securities

The Fund invests exclusively in high quality, short-term money market instruments:

US Government and agency obligations

•	Bills, notes, and bonds issued by the US Treasury.
•	Obligations of any agency or instrumentality of the United States, such as obligations of Fannie Mae, Freddie Mac, Government National Mortgage Association (Ginnie Mae), the Federal Home Loan Banks, and the Federal Farm Credit Banks.
•	Obligations issued by entities with liquidity support from the US Government, its agencies, or instrumentalities.

Obligations of US companies

(corporations organized under US state or federal law)

Commercial paper with a maturity of 270 days or less and with at least two of the following ratings (or better):

•	Moody’s: Prime 1
•	S&P: A-1
•	Fitch: F-1

This may include paper issued by bank holding companies and asset-backed securities (securities backed by, for example, credit card or automobile loan debt).

Obligations of financial institutions

Bankers’ acceptances (time drafts or bills of exchange created to finance trade transactions and redeemable for cash at a US domiciled bank or the US office or agency of a foreign bank).

Certificates of deposit and negotiable bank deposit notes (securities evidencing deposits in a US domiciled bank or the US office of a foreign bank).

Obligations of US municipalities

Bonds, notes and other evidences of indebtedness of a US state, city, county, town, or district.

4

Other money market mutual funds

Shares of other money market mutual funds that invest only in instruments in which the Fund is permitted to invest.

Repurchase agreements

Repurchase agreements involving any type of US government or agency obligations described above. Maturity dates of collateral securities for repurchase agreements may exceed 397 days.

Deposit accounts

Cash assets that are awaiting investment may be placed in a demand deposit account, or other deposit account, with the Fund’s depository bank.

Credit support of US Government and agency obligations Obligations of certain agencies and instrumentalities (such as Ginnie Mae) are supported by the full faith and credit of the US government. Others, such as obligations of Fannie Mae and Freddie Mac, are neither guaranteed by the US Treasury nor backed by the full faith and credit of the United States. However, these agencies may receive some form of federal support. For example, the US Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. Such support may be limited and subject to specified conditions.

Some obligations have liquidity support from the US Government: a support arrangement under which the US Government or its agencies or instrumentalities agree to advance funds to the entity to the extent it has insufficient funds to honor its obligations. Liquidity support may be subject to certain conditions, including that the entity is not in bankruptcy.

Finally, some obligations are supported only by the credit of the agency or instrumentality issuing the obligation.

The Fund may invest in an obligation only if the Adviser is satisfied that the obligation presents minimal credit risk and meets the credit quality standards of the Fund.

Further information about portfolio securities is included in the Statement of Additional Information (SAI).

Management Policies

The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. In keeping with Rule 2a-7, and with procedures established by the Trust’s Board of Trustees (the “Board”), the Fund limits its investments to those that the Adviser believes present minimal credit risk, and follows policies designed to maintain a stable share price.

Portfolio securities are denominated in US dollars and have remaining maturities of 397 days (approximately 13 months) or less at the time of purchase. However, the Fund may invest in securities greater than 397 days if certain maturity shortening features (such as interest rate resets or demand features) apply. Securities with maturity shortening features may be deemed to have maturities shorter than their stated maturity dates.

The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted life (final maturity, disregarding interest rate adjustments) of no more than 120 days.

5

Except as noted otherwise, the Fund invests exclusively in securities that carry at least two of the following ratings (or better):

Securities with maturities of 12 months or less

•	Moody’s: Prime 1
•	S&P: A-1
•	Fitch: F-1

Securities with maturities greater than 12 months

•	Moody’s: Aa
•	S&P: AA
•	Fitch: AA

The Fund may invest in any subcategory of the ratings categories shown above.

The Fund will not invest more than 5% of total assets in securities of any non-governmental issuer or more than 35% of total assets in commercial paper, in each case measured as of the date of purchase.

The Adviser may adjust exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Should the rating categories or providers described here cease to exist, the Adviser would seek to apply comparable successor standards, subject to Board approval.

Policies on Managing Cash for Municipalities and Institutions

The investment objectives and investment policies of the Fund are designed to support the particular cash management needs of municipalities, other governmental agencies and political subdivisions in Virginia (collectively, “government units”) that must manage investments conservatively. The Fund invests only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia. Specialized cash management features are also available through the Fund, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and to shareholders of the SNAP Fund Class of the Fund through the SNAP® Program, assistance in complying with specialized accounting and record keeping required under the Internal Revenue Code (the “Code”) arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.

Further information about the Fund's management policies is included in the SAI.

Principal Investment Risks

There are several risk factors that could hurt the Fund’s performance, cause you to lose money, or cause the Fund’s performance to trail that of other investments.

Interest Rate Risk When short-term interest rates fall, the Fund’s yield is likely to fall. When interest rates rise, the values of obligations held by the Fund may decline. If the rise is sharp or unexpected, the Fund’s share price could fall.

During periods of unusually low interest rates, the Fund’s yield may approach zero. Over time, the total return of the Fund may not keep pace with inflation.

Credit Risk The issuer of an obligation owned by the Fund could fail to pay interest and principal in a timely manner. The credit quality of the Fund’s holdings could change rapidly in certain markets, and the default or decline in credit quality of even a single

6

holding could cause the Fund’s share price to fall.

Money market instruments in which the Fund invests may have credit guarantees from third parties. If the financial condition of the guarantor of obligations held by the Fund deteriorates, the value of the obligations may decline and it is possible that the guarantor will not be able to honor its guarantee. To the extent that a guarantor insures other types of debt obligations, its financial condition could deteriorate as a result of events that have little or no connection to securities owned by the Fund.

For US government or agency securities not backed by the full faith and credit of the US government, there is no guarantee that the government will intervene in the event of any loss or default.

Any type of credit backing or guarantee applies only to the obligations held by the Fund, not to shares of the Fund itself, and does not protect against any risk other than credit risk.

Management Risk The Fund’s performance could be hurt by investment decisions made by the Adviser, such as choice of investments and timing of buy/sell decisions.

Counterparty Risk A financial institution or other counterparty with which the Fund does business (such as trading or custody), or that underwrites, distributes, or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or delay the return or delivery of collateral or other assets.

Financial Industry Risk Market price movements, regulatory or technological changes, or economic conditions affecting banks or other financial institutions may have a significant impact on the Fund’s performance.

Foreign Investment Risk To the extent that the Fund invests in US securities of foreign issuers that are denominated in US dollars, it faces some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, regulatory risk, and economic and financial instability.

Additional Cost Level Risk To the extent that the Fund invests in other money market funds rather than directly in money market instruments, the Fund’s shareholders will effectively be paying two or more levels of fund costs, which could reduce yields.

Liquidity Risk If the Fund faces an unusual volume of redemption orders, or if it is unable to sell portfolio securities at the desired time or price, the Fund’s share price could fall.

Regulatory Risk On July 23, 2014, the Securities and Exchange Commission (“SEC”) adopted certain regulatory changes intended to address systemic risks believed to be associated with money market funds and to improve transparency for money market fund investors. The adoption of these changes will require changes in the operations of the Fund and may adversely affect services or potential investment returns.

Investments in the Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

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Management of the Trust

Board of Trustees

The Board has overall responsibility for supervising the business and affairs of the Trust and the Fund, including services provided by the service providers listed below.

Further information on the Board and its current members is included in the SAI.

Advisory Board

The Board has established an Advisory Board that consults with and advises the Board on matters relating to the business of the Trust. The Advisory Board does not have authority to bind the Trust or to approve any matters relating to the operations of the Trust.

Further information on the Advisory Board and its current members is included in the SAI.

Investment Adviser, Administrator and Transfer Agent

PFM Asset Management LLC

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

PFM Asset Management LLC is registered under the Investment Advisers Act of 1940, as amended, and is under common ownership with Public Financial Management, Inc. (PFM), a financial advisory firm. Together, PFM Asset Management and PFM have acted as financial or investment advisers to thousands of cities, townships, boroughs, counties, school districts, and authorities and health and higher education institutions in more than half of US states. As of September 30, 2014, PFM Asset Management had over $50 billion in discretionary assets under management.

As investment adviser, PFM Asset Management is responsible for managing the assets of the Fund, calculating the NAV per share, and maintaining the books and records of the Fund.

PFM Asset Management also provides certain administrative services, such as:

•	Providing office space, facilities, equipment, and personnel.
•	Overseeing the preparation of tax returns, reports to the Board, shareholder reports, regulatory filings.
•	Coordinating the activities of other service providers.

Lastly, PFM Asset Management serves as Transfer Agent for the Fund, in which capacity it receives, validates, and processes orders to buy and redeem shares of the Fund.

Distributor

PFM Fund Distributors, Inc.

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

PFM Fund Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of PFM Asset Management, offers shares of the Fund on a continuous basis.

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Depository

U.S. Bank N.A.

60 Livingston Avenue

St. Paul, Minnesota 55107

Amounts received from investors who are buying SNAP Fund Class shares are deposited with and initially held by U.S. Bank.

Custodian

Wells Fargo Bank N.A.

1021 East Cary Street

Richmond, Virginia 23219

Securities and other assets of the Fund are held by Wells Fargo Bank, the Fund’s Custodian.

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square, Suite 700

2005 Market Street

Philadelphia, Pennsylvania 19103

Legal Counsel

Schulte Roth & Zabel LLP

919 Third Avenue

New York, New York 10022

Management and Administrative Costs

Investment Adviser Fees The Fund pays the Adviser an investment advisory fee, accrued daily and payable monthly, which is determined by applying the following annual percentage rates to the average daily net assets of the Fund:

Fund Net Assets	Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

For the fiscal year ended June 30, 2014, investment advisory fees paid by the Fund to the Adviser were $3,021,471 (representing approximately 0.05% of the Fund’s average daily net assets). For a discussion of the Board’s most recent approval of the investment advisory agreement, see the annual report to shareholders for the year ended June 30, 2014.

Administrator Fees The Fund pays the Adviser a fee for administrative services computed at the annual rate of 0.02% of its average daily net assets, accrued daily and payable monthly.

Transfer Agent Fees The SNAP Fund Class of the Fund pays the Adviser a fee for transfer agent services computed at the annual rate of 0.10% of its average daily net assets, accrued daily and payable monthly.

Distribution Expenses The SNAP Fund Class does not have a 12b-1 plan and the Distributor receives no compensation for the services it provides to the SNAP Fund Class of the Fund.

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Other Expenses The Fund is responsible for paying directly all costs that are not the responsibility of the service providers. Examples of direct Fund costs are those associated with:

•	Legal and audit services
•	The depository and custodian banks
•	Preparation and production of prospectuses and shareholder reports, and the printing and distributing of same to shareholders.
•	Federal and state securities registration
•	Interest, taxes, and other non-recurring or extraordinary expenses, including litigation

Expense Reductions The Adviser has contractually agreed to waive fees payable to it by Prime Series through June 30, 2016, to the extent necessary such that aggregate fees paid to the Adviser by the classes of Prime Series do not exceed the aggregate fees that would have been paid to the Adviser by each class under the fee structure in place prior to July 1, 2014. Pursuant to a voluntary fee deferral agreement with the Trust, the Adviser also may, but is not obligated to, further reduce the expenses it charges to the Fund or the SNAP Fund Class of the Fund. Any waivers or reductions currently in effect are described in the applicable summary section of this prospectus.

Further information on the agreements with various service providers and their associated expenses is included in the SAI.

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Investing in the Fund

Opening an Account

Eligible Investors

The eligibility requirements to purchase shares of the SNAP Fund Class of the Fund are described in the “Fund Summary” section earlier in this Prospectus.

Account Minimums

The SNAP Fund Class has no minimum initial investment or account balance, and no minimum additional investment or minimum holding period.

Account Applications

To request an account application, call us at (800) 570-SNAP (7627), then either fax your completed application to (888) 535-0120 or send your completed application by regular mail to the Transfer Agent at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044. The Transfer Agent must receive and accept your application before you can purchase shares.

Business Days

Shares of the Fund may be purchased and redeemed Monday through Friday except for days on which the bond market is closed (as determined by the Securities Industry and Financial Markets Association “SIFMA”) and except for Good Friday (each a “Business Day”).

Buying Shares

Once your application has been accepted by the Transfer Agent, you may buy shares using one of the methods in the table below. There are no sales charges. Fractional shares will be rounded to the nearest 1/1000th of a share. All investments must be in US dollars and must be drawn on a US bank or a US branch of a foreign bank. Orders are generally processed on the Business Day they are received in good order if taken prior to 2:00 P.M. Eastern Time, except that for any day on which the bond market closes early, orders taken after the close of trading will be processed on the next Business Day. “Good order” means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and receipt by the Fund’s depository bank of full payment in Federal Funds. Share certificates will not be issued. For any questions about transactions, contact us at (800) 570-7627.

Method		Initial investment		Additional investments
By wire	•	Call (800) 570-7627 for wire instructions and to notify the Transfer Agent of the incoming wire.	•	Instruct your bank to wire the amount you want to invest. Be sure to provide your name that you are investing in the SNAP Fund Class of the Fund, and your account number to both your bank and the Transfer Agent.
	•	Instruct your bank to wire the amount you want to invest.

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Method		Initial investment		Additional investments
By Automated Clearing House (ACH)	•	Call the number below for instructions and forms. You can set up ACH transfers to come from you or from a third party, such as a financial representative.	•	Make additional investments by calling (800) 570-7627 or through www.vasnap.com.
	•	Submit the completed form to the Transfer Agent.
	•	When ACH is set up, make your initial investment by calling (800) 570-7627 or through www. vasnap.com.

By mail	•	Make out a check, money order or negotiable bank draft to “U.S. Bank.”	•	Follow the instructions for initial investments “By mail.”
	•	Write on the back of your check: – “for deposit only to PFM Funds for [your name]” – SNAP Fund Class	•	Notify us of your purchase through www. vasnap.com or call (800) 570-7627.
	•	Call (800) 570-7627 to obtain mailing instructions.

Redeeming Shares

You may redeem (sell) shares on any Business Day at the NAV next determined at no charge, as described in the table below. No matter what method you use, you will need to tell us:

•	your account number
•	reference the SNAP Fund Class
•	how many shares (or the dollar value) you wish to sell

Receiving Your Redemption Promptly

To ensure that you receive your redemption proceeds promptly, you will need to set up payment arrangements in advance.

Wire Transfers Designate the bank account to receive the funds and give us complete wire instructions for that account. The bank account must be in your name or the name of an agent acting for you.

ACH transfers Contact us and obtain the necessary forms to set up that service. To have the redemption proceeds sent to a third party, request the additional form necessary for this service.

Redemption Checks Contact us to order a book of checks.

Once your payment method(s) are in place, follow the instructions in the table below. Except as set forth above, payment of redemption proceeds will be made within seven days. Note that if you are redeeming shares you bought so recently that the purchase check hasn’t yet cleared, your payment could be delayed up to 15 days.

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We charge no fee to initiate wire or ACH redemptions through the Transfer Agent, although your receiving institution may charge a fee to receive money we send by either method.

Method		Instructions		Payment Terms
By wire transfer	•	Have an authorized person call us to place the order, or	•	If we receive your request before 2:00 P.M. Eastern Time, we will wire the money that day.
	•	Place your order through www.vasnap.com.		Otherwise, we will wire it the next Business Day.

By check	•	Make out the check to the desired recipient.	•	When your check is presented for payment, we will redeem enough shares from your account to cover the amount of the check. If you do not have enough shares, we will return the check for insufficient funds.

By ACH	•	Have an authorized person call us to place the order. Be sure to indicate whether the money should deposit into your account or a pre-established third-party account, or	•	If we receive your request before 2:00 P.M. Eastern Time, we will process the transfer the next Business Day. Otherwise, we will process it the second Business Day. Once the transfer is processed, the recipient must still allow time for it to clear before it is available to be drawn upon.

	•	Place your order through www.vasnap.com.

By mail	•	Send us a letter of instruction, containing all information described above and with properly authorized signature(s).	•	We will wire redemption proceeds as soon as practicable once we have received and accepted your request.
	•	Confirm in your letter that the bank account and wire instructions we have for your account are current.

Dividends and Distributions

The Fund declares dividends each day and pays them to shareholders on the last Business Day of each month. Your dividends will be reinvested in additional shares of the SNAP Fund Class of the Fund unless you have given specific instructions to receive dividends in cash.

Shares begin earning dividends the day you purchase them. They do not earn a dividend for the day they are redeemed. If you redeem all of your shares and request that your account be closed, you will receive your monthly dividends accrued through the Business Day prior to your redemption date.

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The Trust's Policies

Calculating Net Asset Value per Share (NAV)

The Fund calculates its NAV as of 2:00 P.M. Eastern Time each Business Day, except that on any day on which SIFMA has called for an early close of trading in the bond market, the NAV will be determined as of close of trading in the bond market on that day. To calculate NAV, the Fund first subtracts its total liabilities from its total assets, then divides the result by the number of outstanding shares. The Fund follows rules of the SEC when valuing its assets. Like most money market funds, they use the amortized cost method, which takes into account any premiums or discounts to the face value of securities the Fund buys. Under this method, changes in interest rates do not affect the valuation.

How Purchase and Redemption Prices are Determined

The purchase price for your shares will be determined based on the first NAV calculation after the Fund’s depository bank has received your full payment in Federal Funds and you have met all other requirements for purchasing shares. The NAV used will also determine the number of shares you receive.

Purchasing by electronic funds transfer (ACH)

For transfers you initiate:

Request received before 2:00 P.M. Eastern Time. Your shares will be purchased at the NAV determined on the next Business Day.

Request received after 2:00 P.M. Eastern Time. Your shares will be purchased at the NAV determined on the second Business Day after receipt of the request.

For transfers initiated by a third party:

Your shares will be purchased at the NAV determined on the Business Day when the Fund’s depository bank receives the funds (normally the Business Day following the day the transfer is initiated).

How Redemption Prices are Determined

In the case of redemptions by ACH, your shares will be redeemed at the NAV calculated on the redemption date once we have received your request in proper form.

Frequent Purchases and Redemptions of Shares

The Board has determined not to adopt a policy regarding the frequent purchase and redemption of shares because the Fund is a money market fund that has adopted policies designed to stabilize its share price at $1.00 and invests exclusively in money market instruments. Under these circumstances, it is not expected that the frequent purchase and redemption of shares will adversely impact the Fund.

Additional Services

The Fund offers certain cash management features at no extra charge, including:

•	servicing multiple accounts
•	providing detailed account information on request
•	assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds

Additional services are available for a fee. For information on services, call (800) 570-7627.

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Information on Portfolio Holdings

The Fund discloses its holdings online monthly and in shareholder reports that are issued twice a year.

Further information on the Trust’s policy on the disclosure of portfolio holdings is included in the SAI.

Rights Reserved by the Trust

The Trust reserves the right to do the following:

•	add, change, or drop account minimums at any time without advance notice

•	refuse any investment from any party for any reason

•	close any account that is drawn down below the minimum balance, upon 60 days’ written notice

•	limit the frequency of purchases for any reason

•	redeem in kind (fulfill a request to redeem shares by distributing Fund securities rather than cash to investors redeeming shares) if the Board determines that paying the proceeds of a sale in cash would be detrimental to the other shareholders; management considers the chance of such in-kind payments to be remote

Tax Information

The Fund intends to distribute all of its taxable income to investors. You are responsible for paying any required taxes on the distributions you receive.

We have highlighted some basic tax information below. Please consult your tax advisor regarding the federal, state and local tax consequences of investing in the Fund.

The Fund currently qualifies, and intends to continue to qualify, as a “regulated investment company” under Subchapter M of the Internal Revenue Code. So long as the Fund so qualifies, it will not pay Federal income taxes on its net investment income and net realized capital gains it distributes. If the Fund has any net long term capital gains, it intends to pay a capital gains distribution in accordance with the timing requirements imposed by Subchapter M.

Federal Taxes

Distributions from the Fund will generally be taxable whether you receive them in cash or reinvest them in additional shares. Each year the Trust will let you know what portion of your distributions will be treated as long-term capital gains rather than ordinary income and what portion, if any, is attributable to tax-exempt interest income from state and local bonds.

If you sell or exchange shares at a higher price than you paid for them, you may owe taxes on the resulting capital gain. On the other hand, if you sell shares at a lower price than you paid and did not receive distributions that represented a return of your capital, you may be able to claim a capital loss on your tax return.

You must certify that you have provided your correct tax identification number and that you are not subject to backup withholding under federal law. Otherwise, we are required by law to withhold a percentage of distributions and redemption proceeds.

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State and Local Taxes

Your dividends and distributions may also be subject to state and local taxes. In some states and localities, the portion of dividends that comes from interest the Fund has earned on certain US government securities (or from certain repurchase agreements involving US government securities) may be exempt from tax. However, this would not preclude a state or locality from assessing other taxes relating to the ownership of US government securities, such as intangible property taxes.

Special Tax Considerations for States and Municipalities

State and municipal investors should consult with their tax advisors regarding the tax consequences of investing in the Fund. Relevant considerations may include Sections 103 and 115(1) of the Internal Revenue Code, which provides that the gross income of a state or political subdivision does not include income derived from the exercise of any essential government function. Also, states and municipalities may be required to pay to the US Treasury a portion of earnings they derive from the investment of funds that are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code.

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Financial Highlights

The following table is intended to help you understand the financial performance of the Fund’s SNAP Fund Class for the past five years. Certain information reflects financial results for a single share. These financial highlights, along with the Fund’s financial statements, have been audited by Ernst & Young LLP and are included in the PFM Funds Annual Report for the year ended June 30, 2014. The Annual Report is incorporated by reference into (and considered part of) the SAI, which is available upon request.

SNAP Fund Class

For a share outstanding throughout each period

	Year Ended June 30,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002	0.002	0.003	0.003	0.003
Total From Operations	0.002	0.002	0.003	0.003	0.003
Less: Distributions
Net Investment Income	(0.002)	(0.002)	(0.003)	(0.003)	(0.003)
Total Distributions	(0.002)	(0.002)	(0.003)	(0.003)	(0.003)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.15%	0.25%	0.26%	0.26%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,526,173	$3,922,670	$4,261,742	$3,283,797	$3,247,184
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.09%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.15%	0.25%	0.25%	0.26%	0.31%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.14%	0.24%	0.24%	0.25%	0.30%

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For More Information

The Trust sends each shareholder annual reports containing independently audited financial statements for the Fund, as well as semi-annual reports containing unaudited statements. The Trust also provides monthly account summaries, which describe dividends declared and shares purchased through dividend reinvestment, as well as confirmations of all purchase and redemption transactions. Other individual account information is available upon request.

For more details about the Trust and the Fund, refer to the SAI, which is incorporated by reference into this Prospectus and therefore legally considered to be a part of this Prospectus.

To buy or sell shares of the Fund, make additional deposits, receive free copies of the SAI or the Trust’s semiannual and annual reports, or for general inquiries, please contact us:

By telephone: (800) 570-7627

By mail:

PFM Funds

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

On our website: www.vasnap.com.

The SAI and the Trust’s reports are also available on the SEC’s website, www.sec.gov.

•	To review and copy the Trust’s reports and the SAI at the SEC’s Public Reference Room, call 202-551-8090. You can get text-only copies of these documents, for a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by sending an email to publicinfo@sec.gov.

•	Investment Company Act file number: 811-04933.

One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101
(800) 570-SNAP
(800) 570-7627

Prime Series

SNAP® Fund Class Shares

Statement of
Additional Information
October 31, 2014

This Statement of Additional Information relates to the SNAP Fund Class Shares (the “SNAP Fund Class”) of Prime Series (the “Fund”), a series of the PFM Funds (the “Trust”). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the Prospectus, dated October 31, 2014, relating to the SNAP Fund Class (“Prospectus”). This Statement of Additional Information contains more detailed information about the SNAP Fund Class and the Trust than that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus can be obtained by calling (800) 570-SNAP. You may obtain the Prospectus and this Statement of Additional Information without charge at the Commonwealth of Virginia State Non-Arbitrage Program (the “SNAP® Program”) website at www.vasnap.com.

Statement of Additional Information

PFM FUNDS

Prime Series – SNAP® Fund Class Shares

Terms used in this document

1933 Act The Investment Company Act of 1933, as amended, and any rules promulgated under this act.

1940 Act The Investment Company Act of 1940, as amended, and any rules promulgated under this act.

Adviser PFM Asset Management LLC, the Trust’s investment adviser.

Board The Board of Trustees of the Trust.

Distributor PFM Fund Distributors, Inc., the Trust's distributor.

Fitch Fitch Investor’s Service.

Moody’s Moody’s Investors Service, Inc.

Fund Prime Series.

Rating Agency Any nationally recognized statistical rating organization (NRSRO) registered with the Securities and Exchange Commission.

S&P Standard & Poor's Rating Services.

SEC The Securities and Exchange Commission.

Trust PFM Funds.

Trustees The members of the Board of Trustees of the Trust.

HISTORY AND DESCRIPTION OF THE TRUST

The Fund is a separate investment portfolio of PFM Funds, an open-end, diversified management investment company that is registered under the 1940 Act. The Fund is a money market fund designed and managed to suit the special cash management needs of institutional investors.

The Trust has issued multiple classes of shares of the Fund. This Statement of Additional Information (“SAI”) covers the SNAP Fund Class of the Fund. (The Fund also offers two other classes of shares under a separate prospectus and SAI.) Although all of these classes represent shares of beneficial interest in the Fund, each pays certain expenses that differ and therefore earns different returns.

The Trust, formerly named the Commonwealth Cash Reserve Fund, Inc., was organized as a corporation under the laws of the Commonwealth of Virginia on December 8, 1986 and converted to a Virginia business trust on September 29, 2008.

INVESTMENT POLICIES

The following information supplements the “Management Policies” section of the Prospectus.

Portfolio Quality and Credit Ratings

To qualify for purchase by the Fund, debt securities must meet certain additional criteria, as described below.

Unrated Securities These must meet one of the following criteria:

•	The issuer of the securities has issued another debt obligation or class of debt obligations that is rated in one of the two highest short-term rating categories by the Rating Agency that has issued a rating for those obligations, and the Adviser has determined that these rated obligations are comparable to the unrated securities in priority and security.

•	The Adviser has determined that the unrated securities are of comparable quality to rated securities.

Commercial Paper Must either be approved by the Board in accordance with certain statutory procedures or must meet all of the following criteria:

•	The issuing company or its guarantor has a net worth of at least $50 million.

•	The net income of the issuing company or its guarantor has averaged at least $3 million per year for the five years immediately previous to purchase.

•	All existing senior bonded indebtedness of the issuing company has been rated A or better (or the equivalent) by at least two of the following rating agencies: Moody’s, S&P, or Fitch.

Ratings by Moody’s, S&P and Fitch represent their respective opinions as to the quality of various securities, but are not absolute standards of quality.

Municipal Obligations These fall into two categories, and securities within each must meet all of the criteria described for that category:

Obligations of Virginia governmental units

These securities must meet all of the following criteria:

•	Must be bonds, notes, or other evidences of indebtedness that are issued, or unconditionally guaranteed as to payment of principal and interest, by the

Commonwealth of Virginia or by any county, city, town, district, authority, or other public body in the Commonwealth of Virginia.

•	Must not currently be in default.

•	If principal and interest on the obligations is to be paid from revenues or tolls from a particular project that has not been completed (or has been completed but has not established an operating record of sufficient net earnings to pay principal and interest on the obligations), the Adviser must also be satisfied that the issuer poses minimal credit risk.

Obligations of governmental units in other states

These securities must meet all of the following criteria:

•	Must be legally authorized stocks, bonds, notes, or other evidences of indebtedness of any city, county, town, or district situated in any state of the United States.

•	Must not currently be in default.

•	Must never have been in default for any period longer than 90 days.

•	Must be issued by an issuer that, in the past twenty fiscal years, has not been in default for more than 90 days in the payment of principal or interest of any stock, bond, note or other evidence of indebtedness it has issued.

•	Must be issued by an issuer that has been in continuous existence for at least 20 years.

•	Must be issued by an issuer with a population of at least 25,000 inhabitants, as shown by the latest federal census.

•	Must be direct legal obligations of the city, county, town or district that is issuing them.

•	Must be issued by an issuer that has power to levy taxes on taxable real property for the payment of such obligations, with no limits on rate or amount.

•	Must be issued by an issuer whose net indebtedness (including the issue in which Prime Series invests), after deducting bonds issued for self-sustaining public utilities, does not exceed 10% of the value of the taxable property in such city, county, town or district, measured by the property valuations used for the most recent tax assessment.

Investment Company Securities

The Fund may invest in the shares of other money market mutual funds (“money market funds”) provided that the instruments in which such funds may invest are restricted to those in which the Fund would be permitted to invest. The Fund’s investments in other money market funds are not subject to the 1940 Act limitations that typically apply to a mutual fund acquiring shares of another mutual fund as long as the Fund adheres to certain requirements imposed by the SEC. When holding shares in another money market fund, the Fund bears its pro rata portion of the other fund’s investment expenses, including advisory fees, while also bearing its own expenses.

Turnover and Portfolio Transactions

In general, the Fund purchases instruments with the expectation of holding them to maturity. However, it may engage in trading to take advantage of short-term market variations. The Fund may also sell investments to meet redemptions or because the Adviser has determined in light of current facts and circumstances (including the Adviser’s assessment of credit quality) that it is in the Fund’s best interest to sell the investments. This should not adversely affect the Fund because it typically does not pay brokerage commissions on the purchase, sale, or maturity of these investments.

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The Fund seeks to obtain the best net price (yield basis) and the most favorable execution of orders. The Fund purchases securities directly from issuers or underwriters, or from dealers or banks that specialize in the types of instruments purchased by the Fund. Prices paid on purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. When more than one dealer offers the favorable execution and the best net price, the Adviser may choose a dealer that has provided research advice (including quotations on investments). This allows the Adviser to supplement its own research and analyses with the views and information of others. The Adviser may combine purchase and sale orders for the Fund with orders for other investment companies or accounts that it manages when that allows it to obtain the best pricing and execution for all. When buying or selling a particular security or instrument on behalf of multiple accounts, the Adviser undertakes to allocate those transactions equitably among the accounts, usually on the basis of account size.

INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below. Unless otherwise noted, each investment restriction is a fundamental policy of the Fund and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined by the 1940 Act, a “majority of the outstanding voting securities” means the lesser of: (a) 67 percent of the outstanding shares of the Fund present at a meeting at which the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Fund.

(1)	The Fund may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate, and may purchase securities secured by real estate.

(2)	The Fund may not purchase any securities if 25% or more of the Fund’s total assets would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3)	The Fund may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the Fund’s total assets would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4)	Although the Fund may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see “Principal Investment Strategies” in the Prospectus). It can also enter into repurchase agreements. As a matter of operating (but not fundamental) policy, the Fund will

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not enter into a repurchase agreement maturing or subject to put in more than seven days if, as a result, more than 10% of the value of its total assets would then consist of such repurchase agreements and other illiquid securities.

(5)	The Fund may not invest for the purpose of exercising control or management of other issuers.

(6)	The Fund may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin.

(7)	The Fund may not engage in the business of underwriting securities issued by other persons, except to the extent the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities.

(8)	The Fund may only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. The Fund may not borrow to increase its income but only to meet redemptions. The Fund may not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9)	It is an operating, but not fundamental, policy of the Fund that the Fund may not purchase securities of any other investment company if: (i) the Fund and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company; or (ii) more than 10% of the Fund’s total assets would then be invested in investment companies.

(10)	The Fund may not issue senior securities or senior shares as defined in the 1940 Act, provided that the Fund may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in the value of the investment or the value of the Fund’s net assets will not be considered a violation of the percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Fund shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increases to more than 20% but not more than 33% as a result of a change in the value of the Fund’s assets, it will not be considered a violation of the Fund’s limitation on borrowing; nevertheless, the Fund shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Fund’s total assets as a result of a change in the value of the Fund’s net assets at any time, the Fund shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

Unless otherwise stated above, each investment restriction described in this section is a fundamental policy of the Fund and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. As defined in the 1940 Act, a majority of the outstanding voting securities means the lesser of: (a) 67% of the outstanding shares of the Fund at a meeting where the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (b) more than 50% of the outstanding voting securities of the Fund.

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INVESTMENT PRACTICES

The Fund will not acquire any security other than: cash; direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature which is exercisable and payable within one business day (collectively, “Daily Liquid Assets”) if, immediately after acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets.

The Fund will not acquire any security other than: cash; direct obligations of the U.S. Government; government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by Congress of the United States that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less; or securities that will mature or are subject to a demand feature which is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”) if, immediately after acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets.

Consistent with Rule 2a-7 under the 1940 Act, the Fund may not invest more than 5% of net assets in the following illiquid investments, measured in aggregate:

•	Restricted investments (those that, for legal reasons, cannot be freely sold).

•	Fixed time deposits with a maturity of more than seven days that are subject to early withdrawal penalties.

•	Repurchase agreements maturing in more than seven days and not terminable before that time.

•	Other investments that are not readily marketable.

If the Fund exceeds the 5% limitation on investing in illiquid investments as a result of a change in the value of the Fund’s portfolio securities or total assets, the Fund will bring the percentage of its illiquid investments back into conformity with the limitation as soon as practicably possible. The Trust believes that these liquidity requirements are reasonable and appropriate to assure that the securities in which the Fund invests are sufficiently liquid to meet reasonably foreseeable redemptions of shares.

DISCLOSURE OF HOLDINGS AND TRANSACTIONS

The Board has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Fund (“Portfolio Securities”), and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

•	Public disclosure regarding Portfolio Securities is made: (1) in Annual Reports and Semi-Annual Reports to shareholders; (2) in quarterly holdings reports on Form N-Q; (3) in postings of month-end schedules of investments on the Trust’s website www.pfmfunds.com as required by paragraph (c)(12) of Rule 2a-7 under the 1940 Act; and (4) in monthly holdings reports on Form N-MFP (collectively, “Official Reports”). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

•	Information regarding Portfolio Securities, and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or of the Fund, but only

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if such disclosure has been approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). In connection with such arrangements, the recipient of the information must agree to maintain the confidentiality of the information provided and must also agree not to use the information for any purpose other than to facilitate its rating or ranking of the Fund.

•	This policy relating to disclosure of the Fund’s holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Adviser or to other service providers, including but not limited to the Fund’s administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Fund purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all shareholders of the Fund.

•	The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if she/he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably likely to benefit the Fund and is unlikely to affect adversely the Trust, the Fund, or any portfolio or any shareholder of the Trust. The CCO shall inform the Board of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or member of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

PROXY VOTING POLICIES

The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund’s portfolios. The Board has also approved the Adviser’s policies and procedures for voting proxies, which are described below.

The Fund’s investment policies limit investments to securities which are fixed income securities or mutual funds. Holders of fixed income securities rarely are called upon to vote their interests, except in unusual circumstances requiring securityholder consent. Holders of shares in mutual funds vote on recurring corporate governance matters, such as the election of directors, but non-routine matters, such as the approval of a new investment management contract or a request for consent to assign such a contract, also arise infrequently from time-to-time.

As a general policy, the Adviser seeks to vote proxy proposals, consents or resolutions relating to the mutual funds which are the portfolio securities of its clients, in a manner that serves the best interests of the client, taking into account relevant factors, including, but not limited to:

•	Impact on the valuation of securities;

•	Anticipated costs and benefits associated with the proposal;

•	An increase or decrease in costs, particularly management fees, of investment in the securities;

•	Effect on liquidity; and

•	Customary industry and business practices.

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The policies described in this statement are not exhaustive due to the variety of proxy voting issues that the Adviser may be required to consider. In reviewing proxy issues of the sort described as follows, the Adviser will apply the following general principles.

On matters of corporate governance, the Adviser recognizes the importance of good corporate governance in ensuring that the directors fulfill their obligations to shareholders. The Adviser favors proposals promoting transparency and accountability within a company. For example, the Adviser supports the appointment of a majority of independent directors on key committees. Unless there is a proxy contest for seats on the Board of a portfolio fund, which is uncommon, or unless the Adviser determines that there are other compelling reasons for withholding votes for directors, it will vote in favor of the management-proposed slate of directors. The Adviser generally will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without reasonable excuse, and may abstain where there is insufficient information about the nominees disclosed in the proxy statement.

On matters relating to the appointment of auditors, the Adviser believes that the management of a company is in the best position to choose auditors, so it will generally support management’s recommendation. In reviewing a proposed auditor, the Adviser will consider whether the proposed auditor has received significant fees for non-audit services to the company as well as any other reasons to question the independence or performance of the auditors.

On matters relating to changes in a company’s charter, articles of incorporation or by-laws, such matters generally are technical and administrative in nature. Absent a compelling reason to the contrary, the Adviser will cast votes in accordance with management’s recommendations on such proposals, for example, to increase the number of a fund’s directors, or to adopt term limitations or retirement requirements. However, the Adviser will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the portfolio company, including any limitation on shareholder rights, or have a material economic effect on the company.

On matters relating to corporate reorganizations, the Adviser believes votes dealing with corporate reorganizations, such as mergers, changes of domicile or approval of a proposed assignment of the mutual fund advisor’s contract, are an extension of the investment decision. Accordingly, the Adviser will analyze such proposals on a case-by-case basis, relying on the views of its investment professionals managing the portfolio in which the shares are held.

On matters relating to proposals affecting shareholder rights, the Adviser believes that fundamental rights of shareholders must be protected. The Adviser will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.

On matters relating to investment advisory agreements and executive compensation, the Adviser believes that a fund’s board of directors should, within reason, be given latitude to negotiate satisfactory terms of an investment advisory agreement. The Adviser will examine proposals that result in an increase of compensation to investment advisors and other service providers of portfolio mutual funds on a case-by-case basis, with particular emphasis on the relative performance of the fund. The Adviser will review proposals relating to executive compensation plans, if any, to ensure that the long-term interests of management and shareholders are properly aligned. The Adviser generally will oppose proposals to give shareholders a binding vote on executive compensation.

With the exception of an advisory client’s investment in a mutual fund to which the

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Adviser is a service provider, the Adviser expects that a conflict of interest between the Adviser and its client whose investments are managed by the Adviser is unlikely. In addition to serving as the investment adviser to the Fund, the Adviser is the investment adviser to several local government investment pools (each a “Pooled Investment”). The Adviser receives no investment advisory fee from an investment advisory client in respect of that client’s assets which the Adviser invests in a Pooled Investment. With regard to voting of securities in a Pooled Investment owned by clients for which the Adviser is the direct investment advisor – or in any other circumstances where it could appear that the Adviser has an interest in the matter to be voted upon) the Adviser applies the following principles:

A.	If the proposal relates to the election of directors, selection of auditors or such other matters in which the outcome does not directly affect the Adviser, the Adviser will vote in accordance with the policies voted above.

B.	If such other proxy proposal relates to a transaction directly affecting the Adviser or otherwise requires a case-by-case determination under the policies described above, the Adviser in various circumstances will seek the advice either of the managers of the advised client or of a qualified, independent third party regarding the voting of a proxy, and the Adviser will submit the proxy statement to such third party or management of the advised client. The Adviser’s management will vote the proxy in accordance with the decision of the recommendation of client management or the third party’s recommendation.

All other decisions regarding proxies will be determined on a case-by-case basis taking into account the policies as set forth above. The Adviser will not abstain from voting or affirmatively decide not to vote merely to avoid conflict of interest.

You can obtain a free report on the Fund’s proxy voting record during the most recent 12-month period ended June 30 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

TRUSTEES AND OFFICERS

The Board is responsible for the overall supervision of the Fund and the Trust. Prior to the Trust’s conversion from a Virginia corporation to a Virginia business trust, each Trustee was elected by the shareholders. Under the Trust’s bylaws, each Trustee will hold office until his successor is elected and qualified or until his earlier resignation or removal. The Trust’s officers are responsible for the day-to-day conduct of the affairs of the Fund and the Trust.

Officers and Affiliated Trustees

The following table sets forth certain information about the Trust’s officers and members of the Board who are affiliated with the Adviser or PFM Fund Distributors, Inc. (the “Distributor”) and are therefore “interested persons” of the Trust as that term is defined in the 1940 Act (an “Interested Trustee”).

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Name and Birth Year	Position(s) with Trust and Year First Elected	Principal Occupation(s), Past 5 Years; (Number of Portfolios in Fund Complex Overseen by Officer/Trustee)	Other Directorships Past Five Years
Martin P. Margolis, 1944	Trustee, 1996; President, 2008	President, Manager and Managing Director, PFM Asset Management LLC, (2001-present); President and Director, PFM Fund Distributors, Inc. (2001-present); Treasurer and Director, Public Financial Management, Inc.* (1986-present); Vice President and Manager, PFM I, LLC (2009-present)**; (2)	None

Barbara L. Fava, 1959	Vice President, 2008	Managing Director, PFM Asset Management LLC, (2001-present); (2)	None

Debra J. Goodnight, 1955	Treasurer, 2007	Secretary and Managing Director, PFM Asset Management LLC (2001- present); Secretary, PFM Fund Distributors, Inc. (2001-present); (2)	None

Daniel R. Hess, 1974	Secretary, 2012; Assistant Treasurer, 2007	Managing Director, PFM Asset Management LLC (2001-present); (2)	None

Leo J. Karwejna, 1976	Chief Compliance Officer, 2012	Managing Director, PFM Asset Management LLC (2011-present); Vice President – Chief Compliance Officer, Prudential Investment Management (2008-2011); (2)	None

* Public Financial Management, Inc. is related to the Adviser.

**In addition, in 1980 Mr. Margolis founded the investment management business now conducted by the Adviser. He also previously served as President of the Cadre Institutional Investors Trust, the assets of which were acquired by PFM Funds in 2008. Prior to his work in the investment advisory field, Mr. Margolis was Special Assistant to the Governor and Director of Program Development in the Pennsylvania Governor’s Office.

Independent Trustees

The following table sets forth certain information about those members of the Board who are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).

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Name and Birth Year	Position(s) with Trust and Year First Elected	Principal Occupation(s), Past 5 Years; (Number of Portfolios in Fund Complex Overseen by Independent Trustee)	Other Relevant Qualifications	Other Directorships, Past 5 Years
Robert R. Sedivy, 1946	Trustee, 1996; Chairman of the Board, 2008	Retired Vice President- Finance and Treasurer, The Collegiate School, Richmond, Virginia (1988-2008); (2)	Past President, Virginia Association of Independent Schools Financial Officers Group; experience in college administration and in museum management; service on boards of not-for-profit organizations	None

Jeffrey A. Laine, 1957	Trustee, 1986; Chairman of Audit Committee, 2008	President, Commonwealth Financial Group* (1994-present); President, Laine Financial Group, Inc. (investment advisory firm) (1992-present); former President and Treasurer of the Trust (1986-2008); (2)	Former Chairman of the Board (prior to when the assets of the Cadre Institutional Investors Trust were acquired by PFM Funds in 2008); Certified Public Accountant licensed in the state of New Jersey; licensed insurance agent in New Jersey and Pennsylvania	None

Michael P. Flanagan, 1949	Trustee, 2008; Chairman of Nominating and Governance Committee, 2009	Superintendent of Education, State of Michigan (2005-present); (2)	Trustee and Chairman of the Board, Cadre Institutional Investors Trust (prior to when its assets were acquired by PFM Funds in 2008); Executive Director of the Michigan Association of School Administrators (2001-2005)	Michigan Virtual University; Michigan Public School Employees Retirement System; Regional Educational Laboratory Midwest (Chairperson)

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Name and Birth Year	Position(s) with Trust and Year First Elected	Principal Occupation(s), Past 5 Years; (Number of Portfolios in Fund Complex Overseen by Independent Trustee)	Other Relevant Qualifications	Other Directorships, Past 5 Years
Larry W. Davenport, 1946	Trustee, 2012	Retired Director of Finance, Hampton Roads Transit, Virginia (2004-2010); (2)	Member, Trust Advisory Board (1995-2012); Director of Finance, Southeastern Public Service Authority of Virginia (1998-2004); designated a Certified Government Financial Manager by the Association of Government Accountants, and a Certified Municipal Finance Administrator by the Municipal Treasurers’ Association	None

Brian M. Marcel, 1962	Trustee, 2008	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District (1994-present); (2)	Trustee, Cadre Institutional Investors Trust (prior to when its assets were acquired by PFM Funds in 2008); member, Financial Statement Review Committee of the Michigan School Business Officials (1999-present); CPA licensed in Michigan	Michigan Liquid Asset Fund Plus (Chairperson)

Joseph W. White, 1958	Trustee, 2008	Chief Accounting Officer, Molina Healthcare, Inc. (2003-present); (2)	Vice President of Finance, PPONext, Inc. (2002-2003); Director and CFO of Maxicare Health Plans, Inc. (1987-2002); employed by American Medical International, Inc. and Coopers & Lybrand LLP; CPA licensed in California and Virginia	None

* Formerly the distributor for the Trust.

The Board does not have a formal diversity policy. However, the Board endeavors to comprise itself of members with a broad mix of professional backgrounds, business skills and experience, and will consider diversity as a factor in identifying potential nominees to serve as Independent Trustees. The professional background of each Trustee is set forth in the biographical information contained in the tables above. The Board

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believes that all of the Trustees have the necessary qualifications, skills, attributes and experience to serve the Trust and its shareholders effectively. Such qualifications include, but are not limited to, good character, sound business judgment and experience and financial and business acumen. The Nominating and Governance Committee Charter requires consideration of various factors in identifying and making nominations of persons to serve as Independent Trustees, including a person’s character, judgment, business experience, diversity and independence, and consideration of any business or financial relationships with service providers to the Trust or other Trustees. It also requires the Nominating and Governance Committee to review, as it deems necessary, the composition of the Board, including its size, mix of skill sets, experience and background, and to consider, as it deems necessary, whether it is appropriate to elect additional Trustees and whether the rationale supporting an Independent Trustee’s tenure on the Board continues to have merit.

Each Independent Trustee receives from the Trust an annual retainer of $7,000, plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The chairman of the Trust and the chairman of each committee of the Board receive an additional $1,500 retainer. For the fiscal years ended June 30, 2014, 2013 and 2012, fees paid to the Independent Trustees totaled $56,500, $57,500 and $59,250, respectively. Amounts received by each Independent Trustee are listed under the “Compensation Arrangements.” The Independent Trustees are responsible for the nomination of any individual to serve as an Independent Trustee.

Board Committees

The Board has established the following committees, each of which consists of three Independent Trustees:

Audit Committee This committee operates in accordance with a charter and oversees:

•	The accounting and financial reporting policies and practices and internal controls of the Trust.

•	As appropriate, the internal controls of certain service providers to the Trust.

•	The quality and objectivity of the Trust’s financial statements and of audits of the financial statements.

It also acts as a liaison between the Trust’s independent registered public accounting firm and the full Board and undertakes other functions that the Board deems appropriate. The committee met twice during the fiscal year ended June 30, 2014.

Nominating and Governance Committee This committee operates in accordance with a charter and oversees the composition and governance of the Board and the Trust’s committees. It did not meet separately as a committee during the fiscal year ended June 30, 2014, but at a meeting of the Board held on May 9, 2014 the members of the committee nominated the seven individuals elected as Trustees at a special meeting of shareholders held on June 23, 2014.

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Advisory Board

The Board has appointed an Advisory Board to provide consultation and advice to the Trust from time to time. Members of the Advisory Board receive no compensation from the Trust but are reimbursed for expenses incurred to attend Board meetings. The following individuals serve on the Advisory Board:

Name and Birth Year	Position with Trust and Year First Appointed	Principal Occupation(s), Past 5 Years; (Number of Portfolios in Fund Complex Overseen by Advisory Board Members)	Other Directorships, Past 5 Years
Richard A. Cordle, M.G.T., 1955	Advisory Board Member, 2006	Treasurer, Chesterfield County, Virginia (1991-present); (2)	None

M. Ann Davis, M.G.T., 1946	Advisory Board Member, 2006	Treasurer, City of Williamsburg/James City County, Virginia (1998-present); (2)	None

Bruce A. Lebsack, CGMA 1953	Advisory Board Member, 2012	Director of Finance and Administration and Chief Financial Officer, Highlands Ranch Metropolitan Districts and Centennial Water and Sanitation District, Colorado (1981- present): (2)	None

Evelyn Whitley, 1959	Advisory Board Member, 2011	Director of Debt Management, Virginia Department of Treasury (1993 to present); (2)	None

The mailing address of each Independent Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg PA 17101.

Compensation Arrangements

As noted above, members of the Advisory Board receive no compensation from the Trust. The table below shows compensation paid by the Trust for the fiscal year ended June 30, 2014, to Trustees and officers. The Trust does not pay retirement or pension benefits to officers or Trustees and does not pay compensation to officers affiliated with the Adviser or the Distributor.

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	Year Ended June 30, 2014
		Pension Retirement	Estimated	Total
	Aggregate	Benefits as Part	Annual	Compensation
	Compensation	of Trust’s	Benefits Upon	From Fund
Name and Position	From Trust*	Expenses	Retirement	Complex*
Larry W. Davenport
Independent Trustee	$8,750	N/A	N/A	$8,750
Michael P. Flanagan
Independent Trustee	10,250	N/A	N/A	10,250
Jeffrey A. Laine
Independent Trustee	10,250	N/A	N/A	10,250
Brian M. Marcel
Independent Trustee	8,750	N/A	N/A	9,000
Robert R. Sedivy
Independent Trustee	10,250	N/A	N/A	10,250
Joseph W. White
Independent Trustee	8,250	N/A	N/A	8,250
Martin P. Margolis
Trustee and President	-0-	N/A	N/A	-0-
Barbara L. Fava
Vice-President	-0-	N/A	N/A	-0-
Leo J. Karwejna
Chief Compliance Officer	-0-	N/A	N/A	-0-
Debra J. Goodnight
Treasurer	-0-	N/A	N/A	-0-
Daniel R. Hess
Secretary and Assistant Treasurer	-0-	N/A	N/A	-0-
Total	$56,500	N/A	N/A	$56,500

* The Fund and Government Series each pay a portion of the total fees paid to each Trustee by the Trust. Trustee fees and expenses are allocated to each Portfolio based on that Portfolio’s percentage of the total net assets of the Trust as a whole.

Trustee Ownership of Securities of the Trust

The table that follows contains information about each Trustee’s beneficial ownership interest in shares of the Trust as of December 31, 2013.

	Dollar Range of Equity Securities	Aggregate Dollar Range of Equity Securities in All Portfolios
Trustee	in the Trust	Overseen by Trustee
Interested Trustee
Martin P. Margolis	none	none
Independent Trustees
Larry W. Davenport	none	none
Michael P. Flanagan	none	none
Jeffrey A. Laine	none	none
Brian M. Marcel	none	none
Robert R. Sedivy	none	none
Joseph W. White	none	none

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Trustee Interest in Adviser, Distributor or Affiliates

As of December 31, 2013, neither the Independent Trustees nor members of their immediate families, owned securities (either beneficially or of record) of the Adviser, the Distributor, or any of their affiliates. Accordingly, as of December 31, 2013, neither the Independent Trustees, nor members of their immediate family, have any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor, or any of their affiliates.

Name of Independent Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Larry W. Davenport	N/A	N/A	N/A	N/A	N/A
Michael P. Flanagan	N/A	N/A	N/A	N/A	N/A
Jeffrey A. Laine	N/A	N/A	N/A	N/A	N/A
Brian M. Marcel	N/A	N/A	N/A	N/A	N/A
Robert R. Sedivy	N/A	N/A	N/A	N/A	N/A
Joseph W. White	N/A	N/A	N/A	N/A	N/A

ADDITIONAL INFORMATION ABOUT MANAGEMENT

Investment Advisory Arrangements

Investment advisory services are provided to the Fund under an investment advisory agreement between the Adviser and the Trust on behalf of the Fund. The Board, including a majority of the Independent Trustees, approved the advisory agreement at a meeting on May 9, 2014. Shareholders of the Fund then approved the investment advisory agreement at a special meeting of shareholders on June 23, 2014 and it became effective on July 1, 2014. The investment advisory agreement has an initial term that expires June 30, 2016, and will continue in effect from year to year thereafter if approved annual by the Trustees, including a majority of the Independent Trustees.

The Adviser is an indirect, wholly-owned subsidiary of PFM I, LLC, which is owned by the senior employees of the Adviser and its affiliates.

In addition to provisions described in the Prospectus, the advisory agreement contains the provisions described below. The agreement has an initial term of two years from the date of its execution, then continues in effect from year to year if approved annually by the Board (or by a majority of the shares of the Fund outstanding and entitled to vote), and also by a majority of the Independent Trustees, voting in person. The agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act and SEC rules), and the Adviser may also terminate the agreement without penalty upon 60 days’ written notice to the Trust. The Fund may terminate its advisory agreement without penalty upon 60 days’ notice to the Adviser, either by a majority vote of the Board or by vote of a majority of the outstanding voting securities of the Fund.

The advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Adviser is not liable for any error of judgment, mistake of law or loss in connection with its performance, and permits it to act as an investment adviser for any other organization, firm, corporation or person.

For the fiscal years ended June 30, 2014, 2013 and 2012, investment advisory fees were payable by the Fund to the Adviser in the amounts of $3,021,471, $3,123,140 and $2,765,819, respectively.

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The Administration Agreement

The Adviser provides administration services to the Fund under an amended and restated administration agreement approved by the Board on May 9, 2014, which became effective on July 1, 2014. The amended and restated administration agreement has an initial term that expires on June 30, 2016, and will continue in effect from year to year thereafter if approved annually by the Trustees, including a majority of the Independent Trustees. The Adviser may terminate the administration agreement at any time without penalty upon 60 days’ written notice to the Trust. The Trust may terminate it without penalty upon 60 days’ written notice to the Adviser, if directed or approved by the vote of a majority of Trustees, including a majority of the Independent Trustees.

Distribution Arrangements

The Distributor serves as the exclusive distributor of shares of the Fund, under a distribution agreement with the Trust approved by the Board on May 9, 2014, which became effective on July 1, 2014. The distribution agreement has an initial term that expires June 30, 2016, and will continue in effect from year to year thereafter if approved annually by the Board, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. Either party may terminate the agreement, without penalty upon 60 days’ written notice, and it will also terminate automatically in the event of its assignment, as defined by the 1940 Act and SEC rules. The agreement requires the Distributor to bear all costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports, and other periodic reports for distribution to prospective investors and the costs of preparing, distributing, and publishing sales literature and advertising materials.

The Distributor is a wholly owned subsidiary of the Adviser and its address is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Below is a list of all persons known to the Trust to own beneficially 5% or more of the shares of the SNAP Fund Class of the Fund on September 30, 2014, along with the number and percentage of shares each person owns.

Shareholder	Number of Shares on 9/30/14	Share %
Commonwealth Transportation Board	438,816,227.93	13.02%
Arlington County	249,333,259.74	7.40%
Virginia Public Building Authority	180,093,691.94	5.34%

The Treasury Board of the Commonwealth of Virginia is the owner of record of the SNAP® Program participants’ shares of the SNAP Fund Class of Prime Series. The Treasury Board incurs certain operational expenses in connection with this function and the SNAP Fund Class reimburses the Treasury Board for such expenses on an annual basis in the amount of $100,000.

The Treasury Board may be deemed to control the Trust and the Fund by virtue of its record ownership of more than 25% of the outstanding shares of the Trust and the Fund. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the Trust or the Fund, respectively. Through the exercise of voting rights with respect to shares of the Trust and the Fund, the Treasury Board may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders of the Trust or the Fund is required.

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YIELD INFORMATION

The Trust may, from time to time, quote current yield information for the SNAP Fund Class in published reports, literature, and advertisements. The current yield of the SNAP Fund Class (also known as the current annualized yield or the current seven-day yield) represents the net percentage change, over a seven-day base period, in the value of a hypothetical account with a balance of one share, normally valued initially at $1.00. In measuring the change in value, capital charges and all income other than investment income are excluded. This resulting net change in account value is then annualized by multiplying it by 365 and dividing the result by 7.

The Trust may also quote a current effective yield of the SNAP Fund Class from time to time. The current effective yield represents the current yield compounded to assume reinvestment of dividends. The current effective yield is computed by determining the net change (exclusive of capital changes and income other than investment income), over a seven-day period in the value of a hypothetical account with a balance of one share at the beginning of the period, dividing the difference by the value of the account at the beginning of the period to obtain a base period return, then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The current effective yield will normally be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

The Trust may also publish a “monthly distribution yield” on each shareholder’s month-end account statement or provide it to shareholders upon request. The monthly distribution yield represents the net percentage change in the value of a hypothetical account with a balance of one share (normally valued initially at $1.00), resulting from all dividends declared during a month by the SNAP Fund Class. This resulting net change is then annualized by multiplying it by 365 and dividing it by the number of calendar days in the month.

The Trust may quote the investment performance of the SNAP Fund Class from time to time. It may also compare the performance of the Fund and the SNAP Fund Class, or of securities in which the Fund invests, to any of the following:

•	iMoneyNet Money Fund Report Averages (average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report).

•	The average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas.

•	The performance of other mutual funds, especially those with similar investment objectives (based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron’s, Lipper Analytical Services, Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets).

•	Yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, by Bloomberg Financial Markets, or by broker-dealers.

•	Yields on investment pools that operate in a manner consistent with Rule 2a-7 under the 1940 Act.

•	Other fixed-income investments such as Certificates of Deposit (CDs).

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While yield information can be useful to shareholders, there are a number of factors to consider when using yield information as a basis for comparing the performance of the SNAP Fund Class to other investments. Yields on the SNAP Fund Class are not guaranteed and may fluctuate on a daily basis. Past yields are not an indication or representation by the Trust of future yields or rates of return on its shares, and should not be compared to yields on direct investment alternatives, which often provide a guaranteed fixed yield for a stated period of time. However, some direct investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields, none of which is the case with the Fund or SNAP Fund Class.

TAXATION

It is the policy of the Trust to distribute to shareholders, in each taxable year of the Fund, substantially all of the Fund’s net investment income and net realized capital gains, if any. The Fund has elected to be classified, and the Trust intends that the Fund will qualify, as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to Federal income tax on the part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for this tax treatment, the Fund must generally, among other things, do both of the following:

•	Derive at least 90% of its gross income from dividends, interest, payments on securities loans, gains from the sale or other disposition of stock or securities and certain related income, and net income from an interest in a qualified publicly traded partnership.

•	Diversify its holdings so that at the end of each quarter of its taxable year both of these are true:

–	50% of the value of the Fund’s total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to no more than 5% of the Fund’s total assets or 10% of the voting securities of the issuer.

–	Not more than 25% of the total assets is invested in (i) the securities of any one issuer (or any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses), other than US government securities or other regulated investment companies; or (ii) the securities of one or more qualified publicly traded partnerships.

The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute within a calendar year 98% of their ordinary income (as determined on a calendar year basis) and 98.2% of their capital gain net income (as determined on a October 31st year-end basis). The Trust intends to distribute by the end of each calendar year the income and capital gains of the Fund in the manner necessary to avoid imposition of the 4% excise tax.

Dividends declared by the Fund in October, November or December of a calendar year and paid in January of the following calendar year are taxable to shareholders as if received on the December 31 preceding the distribution.

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Under US Treasury regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a “reportable transaction.” A transaction may be a “reportable transaction” based upon certain factors relating to the taxpayer involved, including the recognition of a loss in excess of certain thresholds. A significant penalty is imposed on taxpayers who participate in a “reportable transaction” and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible Federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

VALUATION

As noted in the Prospectus, the Fund values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price at which it could be sold. During periods of declining interest rates, the daily yield on the Fund’s shares may tend to be lower than if it had utilized a method of valuation based upon actual or estimated market prices and changed its dividends based on these changing prices. The opposite would be true in a period of rising interest rates. The Board has established procedures for monitoring any differences between the Fund’s NAV per share determined in accordance with the amortized cost method and the value that would be obtained if the Fund’s investments were “marked to market” (priced based on available market quotations). These could include actual market quotations (valued at the mean between the bid and ask prices), estimated valuations reflecting current market conditions based on quoted or estimated values for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities, published by reputable sources.

Under these procedures, if the deviation between the “mark to market” NAV per share and the NAV per share based on amortized cost exceeds 0.5%, the Board must promptly consider whether any action is needed. When the Board believes that the deviation may result in material dilution or have other unfair effects upon shareholders, it must take whatever action it deems appropriate to eliminate or reduce these effects, to the extent reasonably practicable. Actions could include any of the following:

•	Selling securities before maturity to realize capital gains or losses or to shorten average portfolio maturity.

•	Withholding dividends, payment of distributions from capital, or capital gains.

•	Redeeming shares in kind.

•	Establishing a NAV per share using available market quotations

GENERAL INFORMATION

Description of Shares

The Trust is a Virginia business trust. The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify any unissued shares of the Trust into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Business Trust Act. Under this authority, the Trust offers the following series and classes:

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Prime Series

SNAP® Fund Class Shares

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Purchases and Redemptions

As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly in cash, the Fund may pay the redemption price in whole or in part by distributing investments from the investment holdings of the Fund, in conformity with the applicable rules of the SEC. However, the Adviser considers the prospect for redeeming shares in kind to be highly remote. Because the Trust has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to meet redemption requests made by any one shareholder over a 90-day period in cash up to the lesser of $250,000 or 1% of the NAV of the Fund. Above that limitation, the Fund has the option of redeeming shares in cash or in kind. If shares are redeemed in kind, redeeming shareholders may incur brokerage costs in converting the assets into cash. The method of valuing investments for redemptions in kind will be the same as the method of valuing portfolio investments under “Calculating Net Asset Value per Share (NAV)” in the Prospectus, and the valuations will be determined as of the same time as the redemption price.

The date of payment of redemptions may be postponed when the New York Stock Exchange is closed for other than weekends and holidays, when SEC rules or regulations restrict trading on the exchange, when an emergency (as determined by the SEC) makes disposal of securities or determination of net asset value not reasonably practical, or in other circumstances when the SEC permits postponement. If a shareholder makes a redemption request within 15 days after purchasing shares by check, the Fund may delay payment of the redemption proceeds for up to 15 days until they can determine that the check has cleared.

Financial Statements

Financial statements of the Fund for the year ended June 30, 2014 have been audited by Ernst & Young LLP. Such financial statements and accompanying report are included in the Trust’s Annual Report for the year ended June 30, 2014 which are hereby incorporated by reference in this Statement of Additional Information.

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Investment Adviser
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
Wells Fargo Bank, N.A.
1021 East Cary Street
Richmond, Virginia 23219

Depository Bank
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Administrator and Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

(800) 338-3383

PART C

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registration’s previously filed registration statements on Form N-1A indicated below, except as noted:

Number	Description

28(a)(i)	Form of Declaration of Trust is incorporated by reference to Exhibit 23(a)(vii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(a)(ii)	Form of Certificate of Designation, dated June 28, 2010, establishing the Florida Education Class of Registrant’s Prime Series, is incorporated by reference to Exhibit 23(a)(ix) of Registrant’s Post-Effective Amendment No. 43 filed on July 30, 2010.

28(a)(iii)	Form of Certificate of Designation, dated May 4, 2011, establishing the Colorado Investors Class of Registrant’s Prime Series, is incorporated by reference to Exhibit 28(a)(x) of Registrant’s Post-Effective Amendment No. 47 filed on June 29, 2011.

28(b)	Form of By-laws of Registrant as Virginia business trust renamed PFM Funds is incorporated by reference to Exhibit 23(b)(ii) of Registrant’s Post-Effective Amendment No. 38 filed on July 16, 2008.

28(c)	Instruments Defining Rights of Security Holders. Reference is made to Registrant's Declaration of Trust, filed as Exhibit 28(a)(i) above.

28(d)(i)	Form of Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Prime Series, dated July 1, 2014, is filed herewith.

28(d)(ii)	Form of Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Government Series, dated July 1, 2014, is filed herewith.

28(e)	Form of Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Prime Series and Government Series, dated July 1, 2014, is filed herewith.

28(f)	Bonus or Profit Sharing Contracts. Not Applicable.

28(g)	Form of Custody Agreement between the Registrant and Wells Fargo Bank, N. A. relating to Prime Series and Government Series, dated November 18, 2013, is filed herewith.

28(h)(i)	Form of Amended and Restated Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated July 1, 2014, is filed herewith.

28(h)(ii)	Form of Amended and Restated Administration Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated July 1, 2014, is filed herewith.

28(h)(iii)	Form of Fee Limitation Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series, dated July 1, 2014, is filed herewith.

28(h)(iv)	Powers of Attorney, dated October 30, 2008, are incorporated by reference to Exhibit 99-POA of Registrant’s Post-Effective Amendment No. 41 filed on May 5, 2009, and dated October 29, 2012, is incorporated by reference to Exhibit 99-POA of Registrant’s Post-Effective Amendment No. 51 filed on October 31, 2012.

28(i)	Legal Opinion. Legal Opinion dated July 29, 1999 is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment filed on August 1, 1999.

28(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

28(k)	Omitted Financial Statements. Financial statements omitted from Item 22. Not Applicable.

28(l)	Initial Capital Agreements. Not Applicable.

28(m)	Form of Amended and Restated Distribution Plan under Rule 12b-1 is incorporated by reference to Exhibit 23(m)(iv) of Registrant’s Post-Effective Amendment No. 42 filed on November 2, 2009.

28(n)	Form of Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, dated June 28, 2013, is incorporated by reference to Exhibit 28(n)(viii) of Registrant’s Post-Effective Amendment No. 53 filed on October 31, 2013.

28(o)	Reserved.

28(p)	Code of Ethics. Not Applicable to money market funds.

Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.	Indemnification. Reference is made to Article VI of Registrant's By-Laws, incorporated by reference to Exhibit (b)(ii) of Registrant's Post-Effective Amendment No. 38 filed on July 16, 2008.

Item 31.	Business and other Connections of Investment Advisor.

(a)	None.

(b)	Information regarding the business and other connections of PFM Asset Management LLC is incorporated by reference to PFM Asset Management LLC's Form ADV, File No. 801-60449 which has been filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriters.

(a)	PFM Fund Distributors, Inc. (formerly known as PFMAM, Inc.) is the Distributor for the shares of Prime Series and Government Series.

(b)	The table below sets forth certain information as to PFM Fund Distributors, Inc.'s directors and officers:

Name and Principal Business Address	Positions and Offices with the Distributor	Positions and Offices with the Registrant

Martin P. Margolis One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, PA 17101	President	Trustee and President
Debra J. Goodnight One Keystone Plaza, Suite 300 North Front & Market Streets Harrisburg, PA 17101	Secretary	Treasurer
Stephen Boyle Two Logan Square, Suite 1600 18th & Arch Streets Philadelphia, PA 19103	Treasurer and Assistant Secretary

Item 33.	Location of Accounts and Books.

(a)	PFM Asset Management LLC (records relating to its functions as investment adviser, administrator and transfer agent).

(b)	The Registrant (Registrant's Declaration of Trust, Bylaws and corporate records).

(c)	Commonwealth Financial Group, Inc. (records relating to its functions as former distributor of the Registrant’s former CCRF Prime Portfolio and former CCRF Federal Portfolio).

(d)	State Street Bank & Trust Company (records relating to its function as former custodian).

(e)	PFM Fund Distributors, Inc. (records relating to its function as distributor).

(f)	Wells Fargo Bank, National Association (records relating to its function as custodian).

(g)	U.S. Bank, National Association (records relating to its function as custodian).

Item 34.	Management Services. Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 35.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Harrisburg, and the State of Pennsylvania on the 31st day of October, 2014.

PFM FUNDS
(Registrant)

By:	/s/ Martin P. Margolis *
Martin P. Margolis, President
(Principal Executive Officer)

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Martin P. Margolis *	Trustee and President	October 31, 2014
Martin P. Margolis	(Principal Executive Officer)

/s/ Michael P. Flanagan *	Trustee	October 31, 2014
Michael P. Flanagan

/s/ Larry W. Davenport *	Trustee	October 31, 2014
Larry W. Davenport

/s/ Jeffrey A. Laine *	Trustee	October 31, 2014
Jeffrey A. Laine

/s/ Brian M. Marcel *	Trustee	October 31, 2014
Brian M. Marcel

/s/ Robert R. Sedivy *	Trustee	October 31, 2014
Robert R. Sedivy

/s/ Joseph W. White *	Trustee	October 31, 2014
Joseph W. White

/s/ Debra J. Goodnight *	Treasurer	October 31, 2014
Debra J. Goodnight	(Principal Financial Officer)

* /s/ Daniel R. Hess
Attorney-in-fact.

EXHIBIT LIST

28(d)(i)	Form of Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Prime Series, dated July 1, 2014.

28(d)(ii)	Form of Investment Advisory Agreement between Registrant and PFM Asset Management LLC relating to Government Series, dated July 1, 2014.

28(e)	Form of Distribution Agreement between Registrant and PFM Fund Distributors, Inc. relating to Prime Series and Government Series, dated July 1, 2014.

28(g)	Form of Custody Agreement between the Registrant and Wells Fargo Bank, N. A. relating to Prime Series and Government Series, dated November 18, 2013.

28(h)(i)	Form of Amended and Restated Transfer Agency Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated July 1, 2014.

28(h)(ii)	Form of Amended and Restated Administration Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series and Government Series, dated July 1, 2014.

28(h)(iii)	Form of Fee Limitation Agreement between the Registrant and PFM Asset Management LLC relating to Prime Series, dated July 1, 2014.

28(j)	Consent of Independent Registered Public Accounting Firm